Document and Entity Information	12 Months Ended
Sep. 30, 2010
Document and Entity Information [Abstract]
Entity Registrant Name	AMDOCS LTD
Entity Central Index Key	0001062579
Document Type	20-F
Document Period End Date	Sep 30, 2010
Amendment Flag	false
Document Fiscal Year Focus	2010
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--09-30
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock Shares Outstanding	193,049,164

Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
Current assets:
Cash and cash equivalents	$ 1,036,195	$ 728,762
Short-term interest-bearing investments	397,104	444,279
Accounts receivable, net	580,000	454,965
Deferred income taxes and taxes receivable	126,083	117,848
Prepaid expenses and other current assets	112,417	126,704
Total current assets	2,251,799	1,872,558
Equipment and leasehold improvements, net	258,273	279,659
Deferred income taxes	132,403	137,662
Goodwill	1,637,416	1,539,424
Intangible assets, net	218,762	227,337
Other noncurrent assets	321,951	271,777
Total assets	4,820,604	4,328,417
Current liabilities:
Accounts payable	168,321	86,189
Accrued expenses and other current liabilities	250,455	174,341
Accrued personnel costs	202,773	154,841
Short-term financing arrangements	200,000	0
Deferred revenue	184,481	186,158
Deferred income taxes and taxes payable	18,117	9,338
Total current liabilities	1,024,147	610,867
Deferred income taxes and taxes payable	293,723	273,110
Other noncurrent liabilities	273,354	231,387
Total liabilities	1,591,224	1,115,364
Shareholders' equity:
Preferred Shares - Authorized 25,000 shares; GBP 0.01 par value; 0 shares issued and outstanding	0	0
Ordinary Shares - Authorized 700,000 shares; GBP 0.01 par value; 244,131 and 242,466 issued and 193,049 and 205,079 outstanding, in 2010 and 2009, respectively	3,956	3,930
Additional paid-in capital	2,402,163	2,334,090
Treasury stock, at cost - 51,082 and 37,387 ordinary shares in 2010 and 2009, respectively	(1,309,161)	(919,874)
Accumulated other comprehensive income	1,952	8,343
Retained earnings	2,130,470	1,786,564
Total shareholders' equity	3,229,380	3,213,053
Total liabilities and shareholders' equity	$ 4,820,604	$ 4,328,417

Consolidated Balance Sheets (Parenthetical) In Thousands, except Per Share data	Sep. 30, 2010 GBP ( £)	Sep. 30, 2009 GBP ( £)
Shareholders' equity:
Preferred Shares, par value (in GBP)	£ 0.01	0.01
Preferred Shares, authorized	25,000	25,000
Preferred Shares, issued	0	0
Preferred Shares, outstanding	0	0
Ordinary Shares , par value (in GBP)	£ 0.01	0.01
Ordinary Shares, authorized	700,000	700,000
Ordinary Shares, issued	244,131	242,466
Ordinary Shares, outstanding	193,049	205,079
Treasury stock at cost, ordinary shares	51,082	37,387

Consolidated Statments of Income (USD $) In Thousands, except Per Share data	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009		Sep. 30, 2008
Revenue:
License	$ 100,967	$ 135,146		$ 135,487
Service	2,883,256	2,727,461		3,026,609
Total revenue	2,984,223	2,862,607		3,162,096
Operating expenses:
Cost of license	2,021	2,686		2,729
Cost of service	1,903,645	1,831,947		2,023,562
Research and development	207,836	210,387		225,492
Selling, general and administrative	373,585	344,335		404,134
Amortization of purchased intangible assets and other	86,703	85,153		86,687
Restructuring charges and in-process research and development		20,780		13,896
Total operating expense	2,573,790	2,495,288		2,756,500
Operating income	410,433	367,319		405,596
Interest and other (expense) income, net	(25,135)	(1,165)		11,955
Income before income taxes	385,298	366,154		417,551
Income taxes	41,392	39,978		38,645
Net income	$ 343,906	$ 326,176		$ 378,906
Basic earnings per share	$ 1.7	$ 1.6	[1]	$ 1.82	[1]
Diluted earnings per share	$ 1.69	$ 1.57	[1]	$ 1.74	[1]
Basic weighted average number of shares outstanding	202,584	204,023	[1]	207,639	[1]
Diluted weighted average number of shares outstanding	204,076	208,350	[1]	220,275	[1]

[1]	The basic and diluted weighted average number of shares outstanding for the fiscal years ended September 30, 2009 and 2008 have been retroactively adjusted to reflect the adoption of new earnings per share authoritative guidance requiring the inclusion of unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents in the calculation of basic weighted average number of shares outstanding. This adjustment reduced basic and diluted earnings per share for the fiscal year ended September 30, 2009 and basic earnings per share for the fiscal year ended September 30, 2008 by $0.01.

Consolidated Statments of Income (Parenthetical) (USD $)	12 Months Ended
	Sep. 30, 2009	Sep. 30, 2008
Earnings Per Share
Effect of adoption of new earnings per share authoritative guidance on basic earnings per share	$ (0.01)	$ (0.01)
Effect of adoption of new earnings per share authoritative guidance on diluted earnings per share	$ (0.01)

Consolidated Statements of Changes in Shareholders' Equity (USD $) In Thousands, except Share data	Ordinary Shares	Additional Paid-in Capital	Treasury Stock	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Total
Beginning balance at Sep. 30, 2007	$ 3,850	$ 2,168,234	$ (652,229)	$ 689	$ 1,079,699	$ 2,600,243
Common Stock, Shares, Beginning Balance at Sep. 30, 2007	209,762,000
Comprehensive income:
Net income					378,906	378,906
Unrealized gain/loss on foreign currency hedging contracts, net of tax				(4,578)		(4,578)
Unrealized gain/loss on short-term interest-bearing investments, net of tax				(10,002)		(10,002)
Unrealized gain/loss on defined benefit plan, net of tax				(943)		(943)
Comprehensive income						363,383
Employee stock options exercised	41	37,527				37,568
Employee stock options exercised, shares	2,052,000
Repurchase of shares			(255,051)			(255,051)
Repurchase of shares, shares	(8,370,000)
Tax benefit of stock options exercised/cancelled		1,549				1,549
Issuance of restricted stock, net of forfeitures	9					9
Issuance of restricted stock, net of forfeitures, shares	472,000
Equity-based compensation expense related to employees		57,490				57,490
Ending balance at Sep. 30, 2008	3,900	2,264,800	(907,280)	(14,834)	1,458,605	2,805,191
Common Stock, Shares, Ending Balance at Sep. 30, 2008	203,916,000
Comprehensive income:
Net income					326,176	326,176
Unrealized gain/loss on foreign currency hedging contracts, net of tax				18,092		18,092
Unrealized gain/loss on short-term interest-bearing investments, net of tax				4,828		4,828
Unrealized gain/loss on defined benefit plan, net of tax				2,040		2,040
Comprehensive income						351,136
Cumulative effect from adoption of FSP No. 115-2/124-2 (primarily codified in ASC 320-10- Investments- Debt and Equity Securities-Overall) at April 1, 2009				(1,783)	1,783
Employee stock options exercised	23	27,863				27,886
Employee stock options exercised, shares	1,289,000
Repurchase of shares			(12,594)			(12,594)
Repurchase of shares, shares	(468,000)
Tax benefit of stock options exercised/cancelled		(1,484)				(1,484)
Issuance of restricted stock, net of forfeitures	7					7
Issuance of restricted stock, net of forfeitures, shares	342,000
Equity-based compensation expense related to employees		42,911				42,911
Ending balance at Sep. 30, 2009	3,930	2,334,090	(919,874)	8,343	1,786,564	3,213,053
Common Stock, Shares, Ending Balance at Sep. 30, 2009	205,079,000					205,079,000
Comprehensive income:
Net income					343,906	343,906
Unrealized gain/loss on foreign currency hedging contracts, net of tax				(6,934)		(6,934)
Unrealized gain/loss on short-term interest-bearing investments, net of tax				5,150		5,150
Unrealized gain/loss on defined benefit plan, net of tax				(4,607)		(4,607)
Comprehensive income						337,515
Employee stock options exercised	17	23,618				23,635
Employee stock options exercised, shares	1,097,000
Repurchase of shares			(389,287)			(389,287)
Repurchase of shares, shares	(13,695,000)
Issuance of restricted stock, net of forfeitures	9					9
Issuance of restricted stock, net of forfeitures, shares	568,000
Equity-based compensation expense related to employees		44,455				44,455
Ending balance at Sep. 30, 2010	$ 3,956	$ 2,402,163	$ (1,309,161)	$ 1,952	$ 2,130,470	$ 3,229,380
Common Stock, Shares, Ending Balance at Sep. 30, 2010	193,049,000					193,049,000

Consolidated Statements of Changes in Shareholders' Equity (Parenthetical) (Accumulated Other Comprehensive Income (Loss), USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Comprehensive income:
Tax effect on unrealized gain/loss on foreign currency hedging contracts	$ (1,537)	$ 647	$ 3,272
Tax effect on unrealized gain/loss on short-term interest-bearing investments	129	218	(468)
Tax effect on unrealized gain/loss on defined benefit plan assets	(2,011)	1,078	(489)
Unrealized (loss) gain on derivatives, net of tax	6,002	12,936	(5,157)
Unrealized loss on cash equivalents and short-term interest-bearing investments, net of tax	(1,267)	(6,417)	(9,461)
Unrealized (loss) gain on defined benefit plan, net of tax	$ (2,783)	$ 1,824	$ (216)

Consolidated Statements of Cash Flows (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Cash Flow from Operating Activities:
Net income	$ 343,906	$ 326,176	$ 378,906
Reconciliation of net income to net cash provided by operating activities:
Depreciation and amortization	195,940	198,119	192,937
Loss from divestiture of a subsidiary	23,399
In-process research and development expenses		5,640	1,780
Equity-based compensation expense	44,455	42,911	57,490
Loss (gain) on sale of equipment	400	197	(970)
Deferred income taxes	(19,137)	16,249	1,111
Gain on repurchase of convertible notes		(2,185)
Excess tax benefit from equity-based compensation	(126)	(18)	(211)
(Gain) loss from short-term interest-bearing investments	(1,284)	4,449	4,945
Net changes in operating assets and liabilities, net of amounts acquired:
Accounts receivable, net	(131,387)	131,527	(118,291)
Prepaid expenses and other current assets	9,009	(13,614)	4,173
Other noncurrent assets	(35,948)	(2,690)	(31,739)
Accounts payable, accrued expenses and accrued personnel	187,652	(160,321)	(27,501)
Deferred revenue	33,927	20,956	28,408
Income taxes payable, net	20,272	(19,980)	(26,824)
Other noncurrent liabilities	14,120	(28,260)	18,799
Net cash provided by operating activities	685,198	519,156	483,013
Cash Flow from Investing Activities:
Payments for purchase of equipment and leasehold improvements, net	(86,945)	(82,331)	(133,168)
Proceeds from sale of short-term interest-bearing investments	1,503,231	1,045,278	708,708
Purchase of short-term interest-bearing investments	(1,449,494)	(963,433)	(685,873)
Net cash paid for acquisitions	(200,307)	(65,890)	(58,772)
Net cash received from divestiture of a subsidiary and other	22,009
Net cash used in investing activities	(211,506)	(66,376)	(169,105)
Cash Flow from Financing Activities:
Borrowings under financing arrangements	200,000	450,000
Payments under financing arrangements		(450,000)
Redemption of convertible notes		(330,780)	(175)
Repurchase of convertible notes		(116,015)
Repurchase of shares	(389,287)	(20,014)	(247,630)
Proceeds from employee stock options exercised	23,644	27,893	37,577
Payments under capital lease, short-term financing arrangements and other	(616)	(3,952)	(331)
Net cash used in financing activities	(166,259)	(442,868)	(210,559)
Net increase in cash and cash equivalents	307,433	9,912	103,349
Cash and cash equivalents at beginning of year	728,762	718,850	615,501
Cash and cash equivalents at end of year	1,036,195	728,762	718,850
Cash paid for:
Income taxes, net of refunds	46,448	39,793	51,273
Interest	$ 2,846	$ 3,321	$ 4,863

Nature of Entity	12 Months Ended
Sep. 30, 2010
Nature of Entity [Abstract]
Nature of Entity

Note 1 —	Nature of Entity

Amdocs Limited (the “Company”) is a leading provider of software and services for communications, media and entertainment industry service providers. The Company and its subsidiaries operate in one segment, providing integrated products and services. The Company designs, develops, markets, supports, implements and operates customer experience systems, including revenue management, customer management, service and resource management (OSS), service delivery, portfolio enablers, and consulting, system integration, managed services and product support, primarily to leading wireless, wireline, cable and satellite service providers throughout the world. Amdocs also offers a full range of directory sales and publishing systems.

The Company is a Guernsey corporation, which directly or indirectly holds numerous wholly-owned subsidiaries around the world. The majority of the Company’s customers are in North America, Europe, Latin America and the Asia-Pacific region. The Company’s main production and operating facilities are located in Brazil, Canada, Cyprus, India, Ireland, Israel and the United States.

Summary of Significant Accounting Policies	12 Months Ended
Sep. 30, 2010
Summary of Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 2 —	Summary of Significant Accounting Policies

Basis of Presentation

The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP.

Consolidation

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications

Certain immaterial amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation.

Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents

Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.

Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of money market funds, U.S. government treasuries, U.S. agencies and government guaranteed debts, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive income” in shareholders’ equity. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first in first out (FIFO) method for determining the cost of securities. Effective at the beginning of the third quarter of fiscal 2009, the Company was required to evaluate its available-for-sale securities for other-than-temporary impairments subject to new accounting guidance. Under this guidance, the Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit loss. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered credit loss and is recorded through earnings. Upon the adoption of this new accounting guidance, a non-credit related amount of  $1,783 for other-than-temporary impairment losses recognized in earnings prior to April 1, 2009 was reclassified as a cumulative effect adjustment that increased retained earnings and decreased accumulated other comprehensive income at April 1, 2009.

Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost. Assets under capital leases are recorded at the present value of the future minimum lease payments at the date of acquisition. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years and includes the amortization of assets under capitalized leases. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease. Management reviews property and equipment and other long-lived assets on a periodic basis to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. Other definite-life intangible assets are amortized over their useful lives.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology, customer arrangements and trademarks. Core technology and trademarks acquired by the Company are amortized over their estimated useful lives on a straight-line basis.

Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other acquired customer arrangements are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the asset. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive Income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income:

(i) unrealized gains and losses on available-for-sale securities;

(ii) unrealized gains and losses in respect of derivative instruments designated as a cash flow hedge; and

(iii) unrealized gains and losses on defined benefit plans.

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefit, or where future deductibility is uncertain.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting, and also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company will classify the liability for unrecognized tax benefits as current to the extent that the Company anticipates payment of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Please see Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. As a result, combined license and service revenue generally is recognized over the course of these long-term projects, using the percentage of completion method of accounting in accordance with software revenue recognition authoritative guidance. When total cost estimates exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Service revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization and modification is recognized upon delivery. Service revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced or volume of data processed. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement and/or possesses other attributes such as pricing and supplier selection latitude. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis.

Included in service revenue are sales of third-party products. Revenue from sales of such products includes third-party computer hardware and computer software products. Revenue from third-party sales was less than 10% of total revenue in each of fiscal 2010, 2009 and 2008.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. For these multiple element arrangements, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). For arrangements within the scope of software revenue recognition authoritative guidance the Company uses the residual method in the absence of fair value for a delivered element. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Beginning October 1, 2009, the Company adopted the new authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under this guidance the Company allocates revenue to each identified unit of accounting by using estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. Please see Recent Accounting Pronouncements.

In circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain incremental costs incurred at the inception of the contract. These costs include time and expense incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the life of the applicable customer contract. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

In cases where extended payment terms exist and revenue is deferred until payments are due, related costs are capitalized as contract costs and recognized as revenue is recognized.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables. Allowances that are netted against accounts receivable represent amounts provided for accounts for which their collectibility is not reasonably assured.

Cost of License and Cost of Service

Cost of license and cost of service consist of all costs associated with providing software licenses and services to customers, including identified losses on contracts and warranty expense. Estimated losses on contracts are recognized in the period in which the loss is identified. Estimated costs related to warranty obligations are initially provided at the time the product is delivered and are revised to reflect subsequent changes in circumstances and estimates. Cost of license includes license fees and royalty payments to software suppliers.

Cost of service also includes costs of third-party products associated with reselling third-party computer hardware and software products to customers, when revenue from third-party products is recorded at the gross amount. Customers purchasing third-party products from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed, or in conjunction with customer projects. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple counterparties and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe, the Asia-Pacific region and Latin America. Most of the Company’s customers are among the largest communications and directory publishing companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and, in particular, market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably assured.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. As of September 30, 2010 and 2009 the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 30.0% and 32.6%, respectively. This customer accounted for approximately 29% and 33% of our revenue in fiscal 2010 and 2009, respectively.

Earnings per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding, the effect of dilutive outstanding equity-based awards using the treasury stock method and the effect of dilutive outstanding convertible notes using the if-converted method.

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board, or FASB, issued authoritative guidance on the consolidation of variable interest entities, which is effective for the Company beginning October 1, 2010. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

Adoption of New Accounting Standards

In January 2010, the FASB issued guidance to amend the disclosure requirements of fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy, including the reasons for the transfers, the reasons for any transfer in or out of Level 3 of the fair value measurement hierarchy and a roll forward of activities on purchases, sales, issuances, and settlements of recurring assets and liabilities measured at Level 3 of the fair value measurement hierarchy. In addition to these new disclosure requirements the new guidance also clarifies certain existing disclosure requirements. The guidance became effective for the Company beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which will become effective for the Company beginning October 1, 2011. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

In October 2009, the FASB issued authoritative guidance for revenue recognition relating to arrangements containing both hardware and software elements. Under the new guidance, tangible products that have software components that are essential to the functionality of the tangible product will no longer be within the scope of software revenue recognition guidance, and will now be subject to other relevant revenue recognition guidance. Additionally, the FASB updated its authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. The revised guidance eliminates the requirement that “objective and reliable” evidence of fair value exist for an undelivered item in order for a delivered item to be treated as a specific unit of accounting. In addition, the guidance modifies the methodology to allocate transaction consideration to each identified unit of accounting by allowing the use of estimated selling price, or ESP, for individual elements of an arrangement when vendor specific objective evidence, or VSOE, of fair value or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company elected to early adopt the pronouncements at the beginning of its first quarter of fiscal 2010 on a prospective basis for applicable transactions originating or materially modified after October 1, 2009. If VSOE of fair value or third-party evidence of selling price is unavailable, the Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is made through consultation with and approval by management. This guidance does not generally change the units of accounting in the Company’s revenue arrangements or the methodology by which transaction consideration is allocated to the various units of accounting due to the fact that, for the majority of the Company’s existing multiple deliverables arrangements, the Company allocated transaction consideration for purposes of revenue recognition to each identified unit of accounting based upon its relative fair value, determined using VSOE. The new accounting standards for revenue recognition if applied to the year ended September 30, 2009 would not have had a material impact on the Company’s results of operations or financial position for that fiscal year. In addition, the adoption of the new guidance did not have a material impact on the Company’s results of operations or financial position in fiscal 2010.

Effective October 1, 2009, the Company adopted the new earnings per share authoritative guidance that provides that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities. As such, they should be included in the computation of basic earnings per share, or EPS, using the two-class method. Prior-period EPS data presented have been adjusted retroactively. This adjustment reduced basic and diluted EPS for the fiscal year ended September 30, 2009 and basic EPS for the fiscal year ended September 30, 2008 by  $0.01.

Effective October 1, 2009, the Company adopted the fair value measurements guidance for non-financial assets and non-financial liabilities, except those that are recognized or disclosed in the financial statements at fair value on a recurring basis (at least annually). The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

Effective October 1, 2009, the Company adopted the revised accounting guidance for business combinations. This guidance significantly changes the accounting for business combinations and establishes principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree and recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase. Among the more significant changes, acquired in-process research and development will be capitalized and upon completion amortized over its useful life; acquisition costs will be expensed as incurred; restructuring costs will generally be expensed in periods after the acquisition date; contingent consideration will be recognized at fair value at the acquisition date with subsequent changes recognized in earnings, and reductions in deferred tax valuation allowance relating to a business acquisition will be recognized in earnings. In April 2009, the FASB issued an amendment to the revised business combination guidance regarding the accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The impact of this accounting guidance on the Company’s results of operations or financial position will vary depending on each specific business combination. This guidance did not have a material impact on the Company’s results of operations or financial position in fiscal 2010.

Effective October 1, 2009, the Company adopted the guidance that changes the accounting and reporting for noncontrolling (minority) interests in consolidated financial statements, including the requirement to classify noncontrolling interests as a component of consolidated stockholders’ equity, the elimination of “minority interest” accounting in results of operations and changes in the accounting for both increases and decreases in a parent’s controlling ownership interest. The adoption of this guidance had no impact on the Company’s consolidated results of operations or financial position.

Acquisitions	12 Months Ended
Sep. 30, 2010
Acquisitions [Abstract]
Acquisitions

Note 3 —	Acquisitions

The Company acquired few entities during fiscal 2010, 2009 and 2008. The entities have been consolidated into the Company’s results of operations since their respective acquisition dates. These acquisitions, individually and in the aggregate, were not material.

Fair Value Measurements	12 Months Ended
Sep. 30, 2010
Fair Value Measurements [Abstract]
Fair Value Measurements

Note 4 —	Fair Value Measurements

The Company accounts for certain assets and liabilities at fair value. Fair value is the price that would be received from selling an asset or that would be paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.

The hierarchy below lists three levels of fair value based on the extent to which inputs used in measuring fair value are observable in the market. The Company categorizes each of its fair value measurements in one of these three levels based on the lowest level input that is significant to the fair value measurement in its entirety.

The three levels of inputs that may be used to measure fair value are as follows:

Level 1:  Quoted prices in active markets for identical assets or liabilities;

Level 2:  Observable inputs other than quoted prices included in Level 1, such as quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets), or other inputs that are observable (model-derived valuations in which significant inputs are observable) or can be derived principally from, or corroborated by, observable market data; and

Level 3:  Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities.

The following tables present the Company’s assets and liabilities measured at fair value on a recurring basis as of September 30, 2010 and 2009:

	As of September 30, 2010
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$867,335	$—	$867,335
U.S. government treasuries	111,912	—	111,912
U.S. agencies	—	65,724	65,724
Government guaranteed debt	—	102,112	102,112
Supranational and sovereign debt	—	23,771	23,771
Corporate bonds	—	58,742	58,742
Asset backed obligations	—	7,147	7,147
Mortgages (including agencies and corporate)	—	18,948	18,948
Commercial paper and certificate of deposit	10,048	9,254	19,302

Total available-for-sale securities	989,295	285,698	1,274,993

Derivative financial instruments, net	—	4,333	4,333

Total	$989,295	$290,031	$1,279,326

	As of September 30, 2009
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$465,249	$—	$465,249
U.S. government treasuries	272,405	—	272,405
U.S. agencies	—	93,211	93,211
Government guaranteed debt	—	83,949	83,949
Supranational and sovereign debt	—	15,751	15,751
Corporate bonds	—	32,130	32,130
Asset backed obligations	—	16,645	16,645
Mortgages (including agencies and corporate)	—	32,392	32,392
Other	8,000	14	8,014

Total available-for-sale securities	745,654	274,092	1,019,746

Derivative financial instruments, net	—	13,882	13,882

Total	$745,654	$287,974	$1,033,628

Available for sale securities that are classified as Level 2 assets are priced using observable data that may include quoted market prices for similar instruments, market dealer quotes, market spreads, non-binding market prices that are corroborated by observable market data and other observable market information and discounted cash flow techniques. The Company’s derivative instruments are classified as Level 2 as they represent foreign currency forward and option contracts valued primarily based on observable inputs including forward rates and yield curves. The Company did not have any transfers between Level 1 and Level 2 fair value measurements during fiscal 2010.

Fair Value of Financial Instruments

The carrying amounts of cash and cash equivalents, accounts receivable, accounts payable, accrued personal costs, short-term financing arrangements and other current liabilities approximates their fair value because of the relatively short maturity of these items.

Available-For-Sale Securities	12 Months Ended
Sep. 30, 2010
Available-For-Sale Securities [Abstract]
Available-For-Sale Securities

Note 5 —	Available-For-Sale Securities

Available-for-sale securities consist of the following interest-bearing investments:

	As of September 30, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$867,335	$—	$—	$867,335
U.S. government treasuries	111,685	227	—	111,912
U.S. agencies	64,837	887	—	65,724
Government guaranteed debt	100,832	1,280	—	102,112
Supranational and sovereign debt	23,672	99	—	23,771
Corporate bonds	59,247	728	1,233	58,742
Asset backed obligations	8,230	—	1,083	7,147
Mortgages (including agencies and corporate)	21,062	372	2,486	18,948
Commercial paper and certificate of deposit	19,414	—	112	19,302

Total(1)	$1,276,314	$3,593	$4,914	$1,274,993

(1)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $877,889 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2010.

	As of September 30, 2009
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$465,249	$—	$—	$465,249
U.S. government treasuries	271,483	922	—	272,405
U.S. agencies	91,772	1,439	—	93,211
Government guaranteed debt	83,212	764	27	83,949
Supranational and sovereign debt	15,610	141	—	15,751
Corporate bonds	32,924	730	1,524	32,130
Asset backed obligations	19,630	179	3,164	16,645
Mortgages (including agencies and corporate)	38,339	552	6,499	32,392
Other	8,127	—	113	8,014

Total(2)	$1,026,346	$4,727	$11,327	$1,019,746

(2)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $575,467 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2009.

As of September 30, 2010, the unrealized losses were primarily due to credit market conditions and interest rate movements. A significant portion of the unrealized losses has been in a continuous loss position for 12 months or greater. The Company assessed whether such unrealized losses for the investments in its portfolio were other-than-temporary. Based on this assessment, the Company recognized through earnings a credit loss of  $760 and  $1,094 in fiscal 2010 and 2009, respectively. As of September 30, 2010, unrealized losses of  $1,526 related to other-than-temporarily impaired securities are included in accumulated other comprehensive income.

The following table presents a cumulative roll forward of credit losses recognized in earnings as of September 30, 2010:

Balance as of April 1, 2009	$794
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	667
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	427
Reductions for securities realized during the period	(131)

Balance as of September 30, 2009	1,757
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	198
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	562
Reductions for securities realized during the period	(930)

Balance as of September 30, 2010	$1,587

As of September 30, 2010, the Company’s available-for-sale securities had the following maturity dates:

Market Value

within one year	$1,071,240
1 to 2 years	109,715
2 to 3 years	55,545
3 to 4 years	5,561
Thereafter	32,932

$1,274,993

Derivative Financial Instruments	12 Months Ended
Sep. 30, 2010
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments

Note 6 —	Derivative Financial Instruments

The Company’s risk management strategy includes the use of derivative financial instruments to reduce the volatility of earnings and cash flows associated with changes in foreign currency exchange rates. The Company does not enter into derivative transactions for trading purposes.

The Company’s derivatives expose it to credit risks from possible non-performance by counterparties. The maximum amount of loss due to credit risk that the Company would incur if counterparties to the derivative financial instruments failed completely to perform according to the terms of the contracts, based on the gross fair value of the Company’s derivative contracts that are favorable to the Company, was approximately  $13,682 as of September 30, 2010. The Company has limited its credit risk by entering into derivative transactions exclusively with investment-grade rated financial institutions and monitors the creditworthiness of these financial institutions on an ongoing basis.

The Company classifies cash flows from its derivative transactions as cash flows from operating activities in the consolidated statements of cash flow.

The table below presents the total volume or notional amounts of the Company’s derivative instruments as of September 30, 2010. Notional values are U.S. dollar translated and calculated based on forward rates as of September 30, 2010 for forward contracts, and based on spot rates as of September 30, 2010 for options.

Notional Value*

Foreign exchange contracts	$738,125

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

The Company records all derivative instruments on the balance sheet at fair value. Please see Note 4 to the consolidated financial statements. The fair value of the open foreign exchange contracts recorded by the Company on its consolidated balance sheets as of September 30, 2010 and 2009, as an asset or a liability is as follows:

	As of
	September 30,
	2010	2009

Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$8,993	$19,023
Other noncurrent assets	669	24
Accrued expenses and other current liabilities	(960)	(3,709)
Other noncurrent liabilities	(292)	(32)

	8,410	15,306
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	4,020	583
Accrued expenses and other current liabilities	(8,097)	(2,007)

	(4,077)	(1,424)

Net fair value	$4,333	$13,882

Cash Flow Hedges

In order to reduce the impact of changes in foreign currency exchange rates on its results, the Company enters into foreign currency exchange forward contracts and options contracts to purchase and sell foreign currencies to hedge a significant portion of its foreign currency net exposure resulting from revenue and expense transactions denominated in currencies other than the U.S. dollar. The Company designates these contracts for accounting purposes as cash flow hedges. The Company currently hedges its exposure to the variability in future cash flows for a maximum period of two years (a significant portion of the forward contracts and options outstanding as of September 30, 2010 are expected to mature within the next 12 months).

The effective portion of the gain or loss on the derivative instruments is initially recorded as a component of other comprehensive income, a separate component of shareholders’ equity, and subsequently reclassified into earnings to the same line item as the related forecasted transaction and in the same period or periods during which the hedged exposure affects earnings. The cash flow hedges are evaluated for effectiveness at least quarterly. As the critical terms of the forward contract or options and the hedged transaction are matched at inception, the hedge effectiveness is assessed generally based on changes in the fair value for cash flow hedges as compared to the changes in the fair value of the cash flows associated with the underlying hedged transactions. Hedge ineffectiveness, if any, and hedge components, such as time value, excluded from assessment of effectiveness testing for hedges of estimated receipts from customers, are recognized immediately in interest and other (expense) income, net.

The effect of the Company’s cash flow hedging instruments in the consolidated statement of income for the fiscal year ended September 30, 2010, which partially offset the foreign currency impact from the underlying exposures, is summarized as follows:

Gains (Losses) Reclassified from
Other Comprehensive Income
(Effective Portion)
Fiscal Year Ended
September 30, 2010

Line item in statement of income:
Revenue	$(3,466)
Cost of service	9,131
Research and development	2,490
Selling, general and administrative	1,306

Total	$9,461

The effect of the Company’s cash flow hedging instruments in the consolidated statement of income for the nine months ended September 30, 2009, which partially offset the foreign currency impact from the underlying exposures, is summarized as follows:

Gains (Losses) Reclassified from
Other Comprehensive Income
(Effective Portion)
Nine Months Ended
September 30, 2009 *

Line item in statement of income:
Revenue	$3,039
Cost of service	(17,679)
Research and development	(2,836)
Selling, general and administrative	(2,483)

Total	$(19,959)

*	Since the adoption date of the amended guidance on disclosure about derivative instruments and hedging activities.

An aggregate gain of  $8,138, net of taxes, was reclassified from other comprehensive income in the fiscal year ended September 30, 2010. An aggregate loss of  $19,614, net of taxes, was reclassified from other comprehensive income in the nine months ended September 30, 2009. The ineffective portion of the change in fair value of a cash flow hedge, including the time value portion excluded from effectiveness testing for the fiscal year ended September 30, 2010 and for the nine months ended September 30, 2009, was not material.

As of September 30, 2010, amounts related to derivatives designated as cash flow hedges and recorded in accumulated other comprehensive income totaled  $6,002 which will be reclassified into earnings within the next 12 months and will partially offset the foreign currency impact from the underlying exposures. The amount ultimately realized in earnings will likely differ due to future changes in foreign exchange rates. Gains from cash flow hedges recognized in other comprehensive income during the fiscal year ended September 30, 2010 were  $(990), or  $(1,204), net of taxes.

Cash flow hedges are required to be discontinued in the event it becomes probable that the underlying forecasted hedged transaction will not occur. The Company did not discontinue any cash flow hedges during any of the periods presented nor does the Company anticipate any such discontinuance in the normal course of business.

The activity related to the changes in net unrealized gains on cash flow hedges, net of tax, is as follows:

Net unrealized gains on cash flow hedges, net of tax, as of October 1, 2009	$12,936
Changes associated with hedging transactions, net of tax $(214)	1,204
Reclassification into earnings, net of tax $(1,323)	(8,138)

Net unrealized gains on cash flow hedges, net of tax, as of September 30, 2010	$6,002

Other Risk Management Derivatives

The Company also enters into foreign currency exchange forward contracts that are not designated as hedging instruments under hedge accounting and are used to reduce the impact of foreign currency on certain balance sheet exposures and certain revenue and expense.

These instruments are generally short-term in nature, with typical maturities of less than one year, and are subject to fluctuations in foreign exchange rates.

The effect of the Company’s derivative instruments not designated as hedging instruments in the consolidated statement of income for the fiscal year ended September 30, 2010, which partially offset the foreign currency impact from the underlying exposure, is summarized as follows:

Gains (Losses)
Recognized in Income
Fiscal Year Ended
September 30, 2010

Line item in statement of income:
Revenue	$(2,461)
Cost of service	1,464
Research and development	280
Selling general and administrative	339
Interest and other (expense) income, net	(1,613)
Income taxes	(489)

Total	$(2,480)

The effect of the Company’s non-designated as hedging instruments in the consolidated statement of income for the nine months ended September 30, 2009, which partially offset the foreign currency impact from the underlying exposure, is summarized as follows:

Gains (Losses)
Recognized in Income
Nine Months Ended
September 30, 2009*

Line item in statement of income:
Revenue	$(4,395)
Cost of service	1,425
Research and development	(1,204)
Selling general and administrative	920
Interest and other (expense) income, net	(10,761)
Income taxes	(496)

Total	$(14,511)

*	Since the adoption date of the amended guidance on disclosure about derivative instruments and hedging activities.

Accounts Receivable Net	12 Months Ended
Sep. 30, 2010
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 7 —	Accounts Receivable, Net

Accounts receivable, net consists of the following:

	As of September 30,
	2010	2009

Accounts receivable — billed	$529,182	$443,094
Accounts receivable — unbilled(1)	62,246	21,749
Less — allowances	(11,428)	(9,878)

Accounts receivable, net	$580,000	$454,965

(1)	The increase in accounts receivable unbilled in the fiscal year ended September 30, 2010 was primarily attributable to timing differences between delivery and invoicing milestones in projects.

Equipment and Leasehold Improvements Net	12 Months Ended
Sep. 30, 2010
Equipment and Leasehold Improvements, Net [Abstract]
Equipment and Leasehold Improvements, Net

Note 8 —	Equipment and Leasehold Improvements, Net

Components of equipment and leasehold improvements, net are:

	As of September 30,
	2010	2009

Computer equipment	$777,135	$725,398
Leasehold improvements	157,268	145,539
Furniture, fixtures and other	55,129	53,179

	989,532	924,116
Less accumulated depreciation	(731,259)	(644,457)

	$258,273	$279,659

Total depreciation expense on equipment and leasehold improvements for fiscal years 2010, 2009 and 2008, was  $111,966,  $110,365 and  $103,740, respectively.

Goodwill and Intangible Assets, Net	12 Months Ended
Sep. 30, 2010
Goodwill and Intangible Assets, Net [Abstract]
Goodwill and Intangible Assets, Net

Note 9 —	Goodwill and Intangible Assets, Net

The following table presents details of the Company’s total goodwill:

As of October 1, 2008	$1,526,371
Goodwill resulting from immaterial acquisitions	16,534
Decrease in goodwill as a result of release of valuation allowances on deferred tax assets	(3,481)

As of September 30, 2009	1,539,424
Goodwill resulting from immaterial acquisitions	151,434
Decrease in goodwill as a result of divestiture of a subsidiary(1)	(53,442)

As of September 30, 2010	$1,637,416

(1)	Please see Note 17 to the consolidated financial statements.

The following table presents the amortization expense of the Company’s purchased intangible assets, included in each financial statement caption reported in the consolidated statements of income:

	Year Ended September 30,
	2010	2009	2008

Cost of service	$1,533	$1,820	$849
Amortization of purchased intangible assets and other	82,441	85,153	86,687

Total	$83,974	$86,973	$87,536

The Company performs an annual goodwill impairment test during the fourth quarter of each fiscal year, or more frequently if impairment indicators are present. The Company operates in one operating segment, and this segment comprises its only reporting unit. In calculating the fair value of the reporting unit, the Company used its market capitalization and a discounted cash flow methodology. There was no impairment of goodwill as of the fiscal 2010 annual impairment test date.

The following table presents details of the Company’s total purchased intangible assets:

	Estimated
	Useful Life		Accumulated
	(in years)	Gross	Amortization	Net

September 30, 2010
Core technology	4-8	$364,057	$(272,798)	$91,259
Customer arrangements	6-15	304,308	(189,062)	115,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	20,753	(8,496)	12,257

Total		$741,114	$(522,352)	$218,762

September 30, 2009
Core technology	3-7	$317,952	$(225,328)	$92,624
Customer arrangements	6-15	281,254	(158,704)	122,550
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	18,546	(6,383)	12,163

Total		$669,748	$(442,411)	$227,337

The estimated future amortization expense of purchased intangible assets as of September 30, 2010 is as follows:

Amount

Fiscal year:
2011	$65,795
2012	41,361
2013	28,759
2014	21,308
2015	17,199
Thereafter	44,340

Total	$218,762

Other Noncurrent Assets	12 Months Ended
Sep. 30, 2010
Other Noncurrent Assets [Abstract]
Other noncurrent assets

Note 10 —	Other Noncurrent Assets

Other noncurrent assets consist of the following:

	As of September 30,
	2010	2009

Funded employee benefit costs(1)	$131,274	$112,300
Deferred costs(2)	109,698	92,129
Long term accounts receivable-unbilled	43,018	38,600
Other	37,961	28,748

	$321,951	$271,777

(1)	Please see Note 19 to the consolidated financial statements.

(2)	Please see Note 2 to the consolidated financial statements.

Income Taxes	12 Months Ended
Sep. 30, 2010
Income Taxes [Abstract]
Income Taxes

Note 11 —	Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2010	2009	2008

Current	$60,529	$21,361	$36,341
Deferred	(19,137)	18,617	2,304

	$41,392	$39,978	$38,645

All income taxes are from continuing operations reported by the Company in the applicable taxing jurisdiction. Income taxes also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

Deferred income taxes are comprised of the following components:

	As of September 30,
	2010	2009

Deferred tax assets:
Deferred revenue	$37,304	$21,499
Accrued employee costs	48,746	43,772
Intangible assets, computer software and intellectual property	21,184	24,691
Net operating loss carryforwards	144,830	124,045
Other	81,416	77,588

Total deferred tax assets	333,480	291,595
Valuation allowances(1)	(106,743)	(82,780)

Total deferred tax assets, net	226,737	208,815

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(37,521)	(42,595)
Intangible assets, computer software and intellectual property	(111,423)	(96,747)
Managed services costs	(13,898)	(16,339)
Other	(18,819)	(17,751)

Total deferred tax liabilities	(181,661)	(173,432)

Net deferred tax assets	$45,076	$35,383

(1)	Subsequent releases of the valuation allowance will be recognized through earnings.

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2010	2009	2008

Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	11	11	9

Effective income tax rate	11%	11%	9%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes.

During fiscal 2010, the net increase in valuation allowances was  $23,963, which related to the uncertainty of realizing tax benefits primarily for net capital and operating loss carryforwards related to certain of the Company’s subsidiaries. Of the increase,  $10,541 was charged to other accounts, primarily goodwill, with the remainder recorded to earnings. As of September 30, 2010, the Company had net operating loss carryforwards of  $520,098, of which  $159,682 have expiration dates through 2029 and the remainder do not expire.

During fiscal 2009, the net increase in valuation allowances was  $6,299, which related to the uncertainty of realizing tax benefits primarily for net capital and operating loss carryforwards related to certain of the Company’s subsidiaries and was recorded primarily to income tax expense. The Company released  $3,481 of the valuation allowance in connection with fiscal 2006 and 2008 acquisitions. Prior to the adoption of the new business combination authoritative guidance on October 1, 2009, realization of the valuation allowances associated with business combinations was recorded as an adjustment of goodwill and amounts not associated with business combinations were recognized as part of income tax expense.

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2010	2009

Balance at beginning of fiscal year	$103,304	$85,772
Additions based on tax positions related to the current year	19,883	16,285
Additions for tax positions of prior years(1)	19,832	3,918
Settlements with tax authorities	(20,703)	—
Lapse of statute of limitations	(3,654)	(2,671)

Balance at end of fiscal year	$118,662	$103,304

(1)	Primarily relates to immaterial acquisitions in fiscal 2010.

The total amount of unrecognized tax benefits, which includes interest and penalties, was  $118,662 as of September 30, 2010, all of which would affect the effective tax rate if realized.

The Company recognizes interest and penalties related to unrecognized tax benefits in the provision for income taxes. As of September 30, 2010, the Company has accrued  $15,570 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which  $880 was recognized in the statement of income in fiscal 2010. As of September 30, 2009, the Company has accrued  $16,038 in income taxes payable for interest and penalties relating to unrecognized tax benefits, of which  $2,041 was recognized in the statement of income in fiscal 2009.

The Company is currently under audit in several jurisdictions for the tax years 2005 and onwards. Timing of the resolution of audits is highly uncertain and therefore the Company generally cannot estimate the change in unrecognized tax benefits resulting from these audits within the next 12 months.

Within the next 12 months the Company believes that the amount of unrecognized tax benefits will increase in the ordinary course of business. In addition it is reasonably possible that the amount of unrecognized tax benefits will decrease by  $8,545 as a result of expected resolutions of tax audits and lapse of statute of limitations in jurisdictions in which the Company operates.

Repurchase of Shares	12 Months Ended
Sep. 30, 2010
Repurchase of Shares [Abstract]
Repurchase of Shares

Note 12 —	Repurchase of Shares

In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to  $700,000 of its outstanding ordinary shares over the following 12 months. The authorization permits the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considers appropriate. In fiscal 2010, the Company repurchased 13,695 ordinary shares at an average price of  $28.41 per share (excluding broker and transaction fees). As of September 30, 2010, the Company had remaining authority to repurchase up to  $310,984 of its outstanding ordinary shares. In the first quarter of fiscal 2011 (through December 3, 2010), the Company repurchased approximately 2,930.1 ordinary shares at an average price of  $27.57 per share (excluding broker and transaction fees).

In August 2007, the Company announced that its board of directors had authorized a share repurchase plan allowing the repurchase of up to  $400,000 of its outstanding ordinary shares. The authorization permitted the Company to purchase its ordinary shares in open market or privately negotiated transactions at times and prices that it considered appropriate. In fiscal 2008, the Company repurchased 8,370 ordinary shares at an average price of  $30.45 per share (excluding broker and transaction fees). In the first quarter of fiscal 2009, the Company repurchased 468 ordinary shares under this repurchase program, at an average price of  $26.90 per share (excluding broker and transaction fees). As of August 2009, this authority to repurchase ordinary shares expired.

Financing Arrangements	12 Months Ended
Sep. 30, 2010
Financing Arrangements [Abstract]
Financing Arrangements

Note 13 —	Financing Arrangements

In November 2007, the Company entered into an unsecured  $500,000 five-year revolving credit facility with a syndicate of banks, which is available for general corporate purposes, including acquisitions and repurchases of ordinary shares that the Company may consider from time to time. The interest rate for borrowings under the revolving credit facility is chosen at the Company’s option from several pre-defined alternatives, depending on the circumstances of any advance and is based on the Company’s credit ratings. As of September 30, 2010, the Company was in compliance with the financial covenants under the revolving credit facility. During the first half of fiscal 2009, the Company borrowed an aggregate of  $450,000 under the facility at an average interest rate equal to LIBOR plus 40 basis points and used the proceeds to acquire its outstanding notes as described in Note 14 to the consolidated financial statements. During the second half of fiscal 2009, the Company repaid all of the  $450,000 outstanding under its credit facility. In September 2010, the Company borrowed an aggregate of  $200,000 under the facility and repaid it in October 2010.

As of September 30, 2010, the Company had outstanding letters of credit and bank guarantees of  $62,229. These were supported by a combination of the credit facilities and restricted cash balances that the Company maintains with various banks. In addition, as of September 30, 2010, the Company had outstanding obligations of  $705 in connection with leasing arrangements.

Convertible Notes	12 Months Ended
Sep. 30, 2010
Convertible Notes [Abstract]
Convertible Notes

Note 14 —	Convertible Notes

In 2004, the Company issued  $450,000 aggregate principal amount of 0.50% Convertible Senior Notes due 2024 (the “0.50% Notes”). The Company is obligated to pay interest on the 0.50% Notes semi-annually on March 15 and September 15 of each year. The 0.50% Notes are senior unsecured obligations of the Company and rank equal in right of payment with all existing and future senior unsecured indebtedness of the Company. The 0.50% Notes are convertible, at the option of the holders at any time before the maturity date, into ordinary shares of the Company at a conversion rate of 23.1911 shares per one thousand dollars principal amount, representing a conversion price of approximately  $43.12 per share, as follows: (i) during any fiscal quarter commencing after March 31, 2004, and only during that quarter if the closing sale price of the Company’s ordinary shares exceeds 130% of the conversion price for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the proceeding fiscal quarter (initially 130% of  $43.12 or  $56.06); (ii) upon the occurrence of specified credit rating events with respect to the notes; (iii) subject to certain exceptions, during the five business day period after any five consecutive trading day period in which the trading price per note for each day of that measurement period was less than 98% of the product of the closing sale price of the Company’s ordinary shares and the conversion rate; provided, however, holders may not convert their notes (in reliance on this subsection) if on any trading day during such measurement period the closing sale price of the Company’s ordinary shares was between 100% and 130% of the then current conversion price of the notes (initially, between  $43.12 and  $56.06); (iv) if the notes have been called for redemption; or (v) upon the occurrence of specified corporate events.

The 0.50% Notes are subject to redemption at any time, in whole or in part, at the option of the Company, at a redemption price of 100% of the principal amount plus accrued and unpaid interest, if any, on such redemption date. The 0.50% Notes are subject to repurchase, at the holders’ option, on March 15, 2014 and 2019, at a repurchase price equal to 100% of the principal amount plus accrued and unpaid interest, if any, on such repurchase date. The Company may choose to pay the repurchase price in cash, ordinary shares or a combination of cash and ordinary shares.

During fiscal 2009, using proceeds from the Company’s revolving credit facility, the Company purchased  $448,980 aggregate principal amount of its 0.50% convertible notes at an average price of 99.5% of the principal amount, excluding accrued interest and transaction fees. As of September 30, 2010,  $1,020 aggregate principal amount of the notes, presented under other noncurrent liabilities, remained outstanding, due 2024, in accordance with their terms.

Noncurrent Liabilities and Other	12 Months Ended
Sep. 30, 2010
Noncurrent Liabilities and Other [Abstract]
Noncurrent Liabilities and Other

Note 15 —	Noncurrent Liabilities and Other

Noncurrent liabilities and other consist of the following:

	As of September 30,
	2010	2009

Accrued employees costs(1)	$170,780	$152,994
Noncurrent deferred revenue	75,826	53,611
Accrued pension liability(2)	15,173	9,540
Other	11,575	15,242

	$273,354	$231,387

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 19 to the consolidated financial statements.

(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 19 to the consolidated financial statements.

Interest and other (expense) income, net	12 Months Ended
Sep. 30, 2010
Interest and other (expense) income, net [Abstract]
Interest and other (expense) income, net

Note 16 —	Interest and other (expense) income, net

Interest and other (expense) income, net consists of the following:

	Year Ended September 30,
	2010	2009	2008

Interest income	$7,670	$16,371	$42,839
Interest expense	(3,135)	(7,865)	(7,529)
Gain from repurchase of 0.5% Notes(1)	—	2,185	—
Foreign exchange loss	(5,551)	(5,713)	(18,856)
Loss from divestiture of a subsidiary(2)	(23,399)	—	—
Other, net	(720)	(6,143)	(4,499)

	$(25,135)	$(1,165)	$11,955

(1)	See Note 14 to the consolidated financial statements.

(2)	See Note 17 to the consolidated financial statements.

Divestiture of a Subsidiary	12 Months Ended
Sep. 30, 2010
Divestiture of a Subsidiary [Abstract]
Divestiture of a Subsidiary

Note 17 —	Divestiture of a Subsidiary

In April 2010, the Company divested an 81% majority stake in Longshine Information Technology Company Ltd., its Chinese subsidiary acquired in 2005, to a newly formed and locally-managed entity, Longshine Technology Holding, Ltd. for approximately  $26,730. The Company divested its stake after the market dynamics in China did not evolve as it had anticipated and the Company believed the divestiture would enable it to better focus its efforts on service provider opportunities in China with the Company’s CES 8 portfolio. The Company retains a minority interest in Longshine which is recorded under other noncurrent assets using the cost method. In connection with the divestiture, during fiscal 2010, the Company recorded a loss of  $23,399. The loss has been reflected in interest and other (expense) income, net.

Contingencies	12 Months Ended
Sep. 30, 2010
Contingencies [Abstract]
Contingencies

Note 18 —	Contingencies

Commitments

The Company leases office space under non-cancelable operating leases in various countries in which it does business. Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2010 are as follows:

For the Years Ended September 30,

2011	$45,033
2012	20,923
2013	15,725
2014	8,312
Thereafter	4,262

$94,255

Future minimum non-cancelable lease payments, as stated above, do not reflect committed future sublease income of  $4,236,  $3,226,  $1,813 and  $461 for the years ended September 30, 2011, 2012, 2013 and 2014, respectively.

Rent expense net of sublease income, including accruals for future lease losses, was approximately  $40,560,  $43,726 and  $39,572 for fiscal 2010, 2009 and 2008, respectively.

The Company leases vehicles under operating leases. Future minimum non-cancelable lease payments required after October 1, 2010 are as follows:

For the Years Ended September 30,

2011	$17,005
2012	3,466
2013	438

$20,909

Legal Proceedings

The Company is involved in various legal proceedings arising in the normal course of its business. Based upon the advice of counsel, the Company does not believe that the ultimate resolution of these matters will have a material adverse effect on the Company’s consolidated financial position, results of operations or cash flows.

Guarantor’s Accounting and Disclosure Requirements for Guarantees

The Company generally offers its products with a limited warranty for a period of 90 days. The Company’s policy is to accrue for warranty costs, if needed, based on historical trends in product failure. Based on the Company’s experience, only minimal warranty charges have been required after revenue was fully recognized and, as a result, the Company did not accrue any amounts for product warranty liability during fiscal years 2010, 2009 and 2008.

The Company generally indemnifies its customers against claims of intellectual property infringement made by third parties arising from the use of the Company’s software. To date, the Company has incurred and recorded only minimal costs as a result of such obligations in its consolidated financial statements.

Employee Benefits	12 Months Ended
Sep. 30, 2010
Employee Benefits [Abstract]
Employee Benefits

Note 19 —	Employee Benefits

The Company accrues severance pay for the employees of its Israeli operations in accordance with Israeli law and certain employment procedures on the basis of the latest monthly salary paid to these employees and the length of time that they have worked for the Israeli operations. The severance pay liability, which is included as accrued employee costs in other noncurrent liabilities, is partially funded by amounts on deposit with insurance companies, which are included in other noncurrent assets. These severance expenses were  $19,570,  $14,616 and  $26,085 for fiscal 2010, 2009 and 2008, respectively.

The Company sponsors defined contribution plans covering certain of its employees around the world. The plans primarily provide for Company matching contributions based upon a percentage of the employees’ contributions. The Company’s contributions in fiscal 2010, 2009 and 2008 under such plans were not material compared to total operating expenses.

The Company maintains non-contributory defined benefit plans that provide for pension, other retirement and post employment benefits for certain employees of a Canadian subsidiary based on length of service and rate of pay. The Company accrues its obligations to these employees under employee benefit plans and the related costs net of returns on plan assets. Pension expense and other retirement benefits earned by employees are actuarially determined using the projected benefit method pro-rated on service and based on management’s best estimates of expected plan investments performance, salary escalation, retirement ages of employees, discount rate, inflation and expected health care costs. The Company recognized the funded status of such plans in the balance sheet.

The fair value of the employee benefit plans’ assets is based on market values. The plan assets are valued at market value for the purpose of calculating the expected return on plan assets and the amortization of experienced gains and losses. Past service costs, which may arise from plan amendments, are amortized on a straight-line basis over the average remaining service period of the employees who were active at the date of amendment. The excess of the net actuarial gain (loss) over 10% of the greater of the benefit obligation and the market-related value of plan assets is amortized over the average remaining service period of active employees.

The pension and other benefits costs related to the non-contributory defined benefit plans were immaterial in fiscal 2010, 2009 and 2008.

Stock Option and Incentive Plan	12 Months Ended
Sep. 30, 2010
Stock Option and Incentive Plan [Abstract]
Stock Option and Incentive Plan

Note 20 —	Stock Option and Incentive Plan

In January 1998, the Company adopted the 1998 Stock Option and Incentive Plan (the “Plan”), which provides for the grant of restricted stock awards, stock options and other equity-based awards to employees, officers, directors, and consultants. The purpose of the Plan is to enable the Company to attract and retain qualified personnel and to motivate such persons by providing them with an equity participation in the Company. Since its adoption, the Plan has been amended on several occasions to, among other things, increase the number of ordinary shares issuable under the Plan. In January 2008, the maximum number of ordinary shares authorized to be granted under the Plan was increased from 46,300 to 55,300. Awards granted under the Plan generally vest over a period of four years and stock options have a term of ten years.

The following table summarizes information about options to purchase the Company’s ordinary shares, as well as changes during the years ended September 30, 2010, 2009 and 2008:

	Number of
	Share	Weighted Average
	Options	Exercise Price

Outstanding as of October 1, 2007	20,456.5	$31.62
Granted	5,631.1	33.05
Exercised	(2,051.7)	18.31
Forfeited	(1,648.2)	35.85

Outstanding as of September 30, 2008	22,387.7	32.89
Granted	3,658.1	18.70
Exercised	(1,289.4)	21.63
Forfeited	(3,435.0)	34.20

Outstanding as of September 30, 2009	21,321.4	30.93
Granted	4,735.2	27.71
Exercised	(1,096.6)	21.55
Forfeited	(2,761.8)	40.64

Outstanding as of September 30, 2010	22,198.2	$29.50

Exercisable on September 30, 2010(1)	13,299.7	$31.32

(1)	At September 30, 2010, the weighted average remaining contractual life of exercisable options was 4.50 years.

The following table summarizes information relating to awards of restricted shares, as well as changes during the years ended September 30, 2010, 2009 and 2008:

		Weighted Average
	Number of	Grant Date Fair
	Shares	Value

Outstanding as of October 1, 2007	955.1	$34.50
Granted	611.1	32.53
Vested	(321.5)	32.81
Forfeited	(139.6)	35.45

Outstanding as of September 30, 2008	1,105.1	33.78
Granted	583.2	18.42
Vested	(315.7)	33.43
Forfeited	(247.9)	34.80

Outstanding as of September 30, 2009	1,124.7	25.69
Granted	650.2	27.43
Vested	(445.4)	26.83
Forfeited	(78.0)	26.95

Outstanding as of September 30, 2010	1,251.5	$26.11

The total intrinsic value of options exercised and the value of restricted shares vested during fiscal 2010 was  $8,262 and  $12,105, respectively. The aggregate intrinsic value of outstanding and exercisable stock options as of September 30, 2010 was  $57,138 and  $27,687, respectively.

The total income tax benefit recognized in the income statement for stock-based compensation (including restricted shares) for fiscal 2010, 2009 and 2008 was  $3,677,  $5,660 and  $5,903, respectively.

As of September 30, 2010, there was  $39,713 of unrecognized compensation expense related to nonvested stock options and nonvested restricted stock awards. The Company recognizes compensation costs using the graded vesting attribution method which results in a weighted average period of approximately one year over which the unrecognized compensation expense is expected to be recognized.

The following table summarizes information about stock options outstanding as of September 30, 2010:

Outstanding				Exercisable
		Weighted Average
		Remaining
		Contractual	Weighted		Weighted
	Number	Life	Average	Number	Average
Exercise Price	Outstanding	(in Years)	Exercise Price	Exercisable	Exercise Price

$ 0.38 — 4.76	47.8	4.31	$2.09	47.8	$2.09
6.40 — 16.75	321.4	2.48	11.18	312.4	11.02
16.92 — 19.78	1,791.5	8.12	17.46	447.6	17.74
19.94 — 22.38	2,204.5	6.09	20.89	1,260.7	21.55
22.43 — 26.65	2,918.8	6.93	25.41	1,695.5	25.20
26.68 — 28.59	3,688.7	7.95	27.70	1,130.8	27.62
28.60 — 32.12	3,668.1	3.83	30.77	3,000.5	30.97
32.15 — 33.16	3,001.4	7.19	33.05	1,843.3	33.05
33.74 — 35.45	2,344.1	6.62	34.96	1,442.1	34.85
35.87 — 47.90	1,594.8	3.24	41.03	1,501.9	41.23
52.75 — 78.31	617.1	0.31	61.46	617.1	61.46

Employee equity-based compensation pre-tax expense for the years ended September 30, 2010, 2009 and 2008 was as follows:

	Year Ended September 30,
	2010	2009	2008

Cost of service	$20,061	$21,733	$23,547
Research and development	4,218	4,249	4,714
Selling, general and administrative	20,176	16,929	29,229

Total	$44,455	$42,911	$57,490

The fair value of options granted was estimated on the date of grant using the Black-Scholes pricing model with the assumptions noted in the following table (all in weighted averages for options granted during the year):

	Year Ended September 30,
	2010	2009	2008

Risk-free interest rate(1)	1.98%	1.94%	3.23%
Expected life of stock options(2)	4.32	4.46	4.32
Expected volatility(3)	31.5%	47.9%	33.3%
Expected dividend yield(4)	None	None	None
Fair value per option	$7.66	$7.54	$10.45

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.

Earnings Per Share	12 Months Ended
Sep. 30, 2010
Earnings Per Share [Abstract]
Earnings Per Share

Note 21 —	Earnings Per Share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2010	2009(1)	2008(1)

Numerator:
Numerator for basic earnings per share	$343,906	$326,176	$378,906
Effect of assumed conversion of 0.50% convertible notes	—	1,486	3,940

Numerator for diluted earnings per share	$343,906	$327,662	$382,846

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	202,584	204,023	207,639
Effect of assumed conversion of 0.50% convertible notes	24	3,948	10,436
Effect of dilutive stock options granted	1,468	379	2,200

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	204,076	208,350	220,275

Basic earnings per share	$1.70	$1.60	$1.82

Diluted earnings per share	$1.69	$1.57	$1.74

(1)	The basic and diluted weighted average number of shares outstanding for the fiscal years ended September 30, 2009 and 2008 have been retroactively adjusted to reflect the adoption of new earnings per share authoritative guidance requiring the inclusion of unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents in the calculation of basic weighted average number of shares outstanding. This adjustment reduced basic and diluted earnings per share for the fiscal year ended September 30, 2009 and basic earnings per share for the fiscal year ended September 30, 2008 by $0.01.

The weighted average effect of the repurchase of ordinary shares by the Company has been included in the calculation of basic earnings per share.

For the fiscal years ended September 30, 2010, 2009 and 2008, 16,201, 20,623 and 13,429 shares, respectively were attributable to antidilutive outstanding stock options and therefore were not included in the calculation of diluted earnings per share.

Segment Information and Sales to Significant Customers	12 Months Ended
Sep. 30, 2010
Segment Information and Sales to Significant Customers [Abstract]
Segment information and sales to significant customers

Note 22 —	Segment Information and Sales to Significant Customers

The Company and its subsidiaries operate in one operating segment, providing software products and services for the communications, media and entertainment industry.

Geographic Information

The following is a summary of revenue and long-lived assets by geographic area. Revenue is attributed to geographic region based on the location of the customers.

	Year Ended September 30,
	2010	2009	2008

Revenue
United States	$1,847,351	$1,754,309	$1,762,210
Canada	404,658	400,264	405,569
Europe	353,239	394,263	548,027
Rest of the world	378,975	313,771	446,290

Total	$2,984,223	$2,862,607	$3,162,096

	As of September 30,
	2010	2009	2008

Long-lived Assets(1)
United States	$110,245	$138,520	$153,739
Israel	40,717	43,978	56,130
India	36,322	32,578	39,208
Europe	35,353	35,366	33,165
Rest of the world	35,636	29,217	34,839

Total	$258,273	$279,659	$317,081

(1)	Includes equipment and leasehold improvements.

Revenue and Customer Information

Customer experience systems includes the following offerings: revenue management (convergent charging and billing, mediation, and partner settlements), customer management (customer care, and sales and ordering), service and resource management (OSS) (network planning, service fulfillment, service assurance, inventory and discovery and service management), service delivery (convergent service platform, digital services, and convergent applications), and portfolio enablers. Customer experience systems also includes a comprehensive line of services such as consulting, delivery and managed services, system implementation, integration, modification, consolidation, modernization and ongoing support, enhancement and maintenance. Directory includes comprehensive set of products and services for directory publishers.

	Year Ended September 30,
	2010	2009	2008

Customer experience systems	$2,775,271	$2,685,460	$2,894,335
Directory	208,952	177,147	267,761

Total	$2,984,223	$2,862,607	$3,162,096

Sales to Significant Customers

The following table summarizes the percentage of sales to significant customer groups (when they amount to 10 percent or more of total revenue for the year).

	Year Ended September 30,
	2010	2009	2008

Customer 1	29%	33%	28%
Customer 2	12	10	12
Customer 3	10	10	10

Operational Efficiency and Cost Reduction Programs	12 Months Ended
Sep. 30, 2010
Operational Efficiency and Cost Reduction Programs [Abstract]
Operational Efficiency and Cost Reduction Programs

Note 23 —	Operational Efficiency and Cost Reduction Programs

In accordance with authoritative guidance for employers’ accounting for post employment benefits and accounting for costs associated with exit or disposal activities, the Company recognized a total of  $0,  $15,140 and  $12,116 in restructuring charges in fiscal 2010, 2009 and 2008, respectively.

In the three months ended December 31, 2008, the Company commenced a series of measures designed to align its operational structure to its expected future activities and to improve efficiency. As part of this plan, the Company recorded a charge of  $14,187 consisting primarily of employee separation costs in connection with the termination of the employment of software and information technology specialists and administrative professionals at various locations around the world. The majority of the payments for the separation of employees were made in fiscal 2009. Remaining amounts were paid in fiscal 2010.

In the quarter ended September 30, 2008, the Company commenced a series of measures designed to improve efficiency and align its operational structure to its expected future activities. As part of this plan, the Company recorded in the quarters ended September 30, 2008 and December 31, 2008 a charge of  $12,116 and  $953, respectively, consisting of employee separation costs in connection with the termination of the employment of software and information technology specialists and administrative professionals at various locations around the world. The majority of the payments for the separation of employees were made in fiscal 2009 and 2008. Remaining amounts were paid in fiscal 2010.

Selected Quarterly Results of Operations (Unaudited)	12 Months Ended
Sep. 30, 2010
Selected Quarterly Results of Operations (Unaudited) [Abstract]
Selected Quarterly Results of Operations (Unaudited)

Note 24 —	Selected Quarterly Results of Operations (Unaudited)

The following are details of the unaudited quarterly results of operations for the three months ended:

	September 30,	June 30,	March 31,	December 31,

2010
Revenue	$762,194	$753,249	$743,969	$724,811
Operating income	102,888	105,269	103,127	99,149
Net income	94,738	92,265	68,550	88,353
Basic earnings per share	0.49	0.45	0.33	0.43
Diluted earnings per share	0.48	0.45	0.33	0.43
2009(1)
Revenue	$707,419	$690,265	$711,084	$753,839
Operating income	96,845	93,246	95,959	81,269
Net income	85,751	85,548	80,630	74,247
Basic earnings per share	0.42	0.42	0.40	0.36
Diluted earnings per share	0.42	0.42	0.39	0.35

(1)	The basic and diluted weighted average number of shares outstanding for the quarters ended within fiscal 2009 have been retroactively adjusted to reflect the adoption of new earnings per share authoritative guidance requiring the inclusion of unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents in the calculation of basic weighted average number of shares outstanding. This adjustment reduced basic earnings per share for the first quarter of fiscal year 2009 by $0.01.

Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2010
Valuation and Qualifying Accounts [Abstract]
Valuation and Qualifying Accounts

VALUATION AND QUALIFYING ACCOUNTS
(In thousands)

			Valuation Allowances
			on Net
	Accounts Receivable		Deferred Tax
	Allowances		Assets

Balance as of September 30, 2007	$27,416		$33,251
Charged to costs and expenses	97		24,479	(1)
Charged to revenue	1,962		—
Charged to other accounts	7,607		26,208	(2)
Deductions	(2,518)		(7,457	)(3)

Balance as of September 30, 2008	34,564		76,481
Charged to costs and expenses	1,436		22,756	(4)
Charged to revenue	3,768		—
Charged to other accounts	3,397	(5)	—
Deductions	(33,287	)(7)	(16,457	)(6)

Balance as of September 30, 2009	9,878		82,780
Charged to costs and expenses	2,710		18,344	(8)
Charged to revenue	1,329		—
Charged to other accounts	1,503	(10)	15,601	(9)
Deductions	(3,992)		(9,982	)(11)

Balance as of September 30, 2010	$11,428		$106,743

(1)	Valuation allowances on deferred tax assets incurred during fiscal 2008.

(2)	Includes valuation allowances on deferred tax assets incurred primarily in connection with a 2006 acquisition.

(3)	Deductions in the valuation allowances on net deferred tax assets were released to earnings.

(4)	Valuation allowances on deferred tax assets incurred during fiscal 2009.

(5)	Acquired as part of a 2009 small acquisition.

(6)	$3,481 of valuation allowances on deferred tax assets incurred primarily in connection with 2006 and 2008 acquisitions was released through goodwill, $7,172 of valuation allowances on deferred tax assets was written off against the related deferred tax assets, the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(7)	Primarily attributable to a settlement with a customer in which the allowances were written off against the related accounts receivable.

(8)	Valuation allowances on deferred tax assets incurred during fiscal 2010.

(9)	Includes valuation allowances on deferred tax assets incurred in connection with 2010 small acquisitions.

(10)	Acquired as part of 2010 small acquisitions

(11)	$5,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Sep. 30, 2010
Summary of Significant Accounting Policies (Policies) [Abstract]
Basis of Presentation	The consolidated financial statements are prepared in accordance with U.S. generally accepted accounting principles, or U.S. GAAP.
Consolidation	The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.
Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Reclassifications	Certain immaterial amounts in prior years’ financial statements have been reclassified to conform to the current year’s presentation.
Functional Currency

The Company manages its foreign subsidiaries as integral direct components of its operations. The operations of the Company’s foreign subsidiaries provide the same type of services with the same type of expenditures throughout the Amdocs group. The Company has determined that its functional currency is the U.S. dollar. The Company periodically assesses the applicability of the U.S. dollar as the Company’s functional currency by reviewing the salient indicators as indicated in the authoritative guidance for foreign currency matters.

Cash and Cash Equivalents	Cash and cash equivalents consist of cash and interest-bearing investments with insignificant interest rate risk and maturities from acquisition date of 90 days or less.
Investments

The Company classifies all of its short-term interest-bearing investments as available-for-sale securities. Such short-term interest-bearing investments consist primarily of money market funds, U.S. government treasuries, U.S. agencies and government guaranteed debts, which are stated at market value. Unrealized gains and losses are comprised of the difference between market value and amortized costs of such securities and are reflected, net of tax, as “accumulated other comprehensive income” in shareholders’ equity. Realized gains and losses on short-term interest-bearing investments are included in earnings and are derived using the first in first out (FIFO) method for determining the cost of securities. Effective at the beginning of the third quarter of fiscal 2009, the Company was required to evaluate its available-for-sale securities for other-than-temporary impairments subject to new accounting guidance. Under this guidance, the Company recognizes an impairment charge when a decline in the fair value of its investments below the cost basis is judged to be other-than-temporary. For securities with an unrealized loss that the Company intends to sell, or it is more likely than not that the Company will be required to sell before recovery of their amortized cost basis, the entire difference between amortized cost and fair value is recognized in earnings. For securities that do not meet these criteria, the amount of impairment recognized in earnings is limited to the amount related to credit losses, while impairment related to other factors is recognized in other comprehensive income. The Company uses a discounted cash flow analysis to determine the portion of the impairment that relates to the credit loss. To the extent that the net present value of the projected cash flows is less than the amortized cost of the security, the difference is considered credit loss and is recorded through earnings. Upon the adoption of this new accounting guidance, a non-credit related amount of  $1,783 for other-than-temporary impairment losses recognized in earnings prior to April 1, 2009 was reclassified as a cumulative effect adjustment that increased retained earnings and decreased accumulated other comprehensive income at April 1, 2009.

Equipment and Leasehold Improvements

Equipment and leasehold improvements are stated at cost. Assets under capital leases are recorded at the present value of the future minimum lease payments at the date of acquisition. Depreciation is computed using the straight-line method over the estimated useful life of the asset, which primarily ranges from three to ten years and includes the amortization of assets under capitalized leases. Leasehold improvements are amortized over the shorter of the estimated useful lives or the term of the related lease. Management reviews property and equipment and other long-lived assets on a periodic basis to determine whether events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable.

Goodwill, Intangible Assets and Long-Lived Assets

Goodwill and intangible assets deemed to have indefinite lives are subject to an annual impairment test or more frequently if impairment indicators are present. Goodwill impairment is deemed to exist if the net book value of a reporting unit exceeds its estimated fair value. Other definite-life intangible assets are amortized over their useful lives.

The total purchase price of business acquisitions accounted for using the purchase method is allocated first to identifiable assets and liabilities based on estimated fair values. The excess of the purchase price over the fair value of net assets of purchased businesses is recorded as goodwill.

Other definite-life intangible assets consist primarily of core technology, customer arrangements and trademarks. Core technology and trademarks acquired by the Company are amortized over their estimated useful lives on a straight-line basis.

Some of the acquired customer arrangements are amortized over their estimated useful lives in proportion to the economic benefits realized. This accounting policy results in accelerated amortization of such customer arrangements as compared to the straight-line method. All other acquired customer arrangements are amortized over their estimated useful lives on a straight-line basis.

The Company tests long-lived assets, including definite life intangible assets, for impairment whenever events or changes in circumstances indicate that the carrying amount of such assets may not be recoverable. Determination of recoverability of long-lived assets is based on an estimate of the undiscounted future cash flows resulting from the use of the asset and its eventual disposition. Measurement of an impairment loss for long-lived assets, including definite life intangible assets that management expects to hold and use is based on the fair value of the asset. Long-lived assets, including definite life intangible assets, to be disposed of are reported at the lower of carrying amount or fair value less costs to sell.

Comprehensive Income

Comprehensive income, net of related taxes where applicable, includes, in addition to net income:

(i) unrealized gains and losses on available-for-sale securities;

(ii) unrealized gains and losses in respect of derivative instruments designated as a cash flow hedge; and

(iii) unrealized gains and losses on defined benefit plans.

Treasury Stock

The Company repurchases its ordinary shares from time to time on the open market or in other transactions and holds such shares as treasury stock. The Company presents the cost to repurchase treasury stock as a reduction of shareholders’ equity.

Income Taxes

The Company records deferred income taxes to reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting and tax purposes. Deferred taxes are computed based on tax rates anticipated to be in effect when the deferred taxes are expected to be paid or realized. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefit, or where future deductibility is uncertain.

Deferred tax liabilities and assets are classified as current or noncurrent based on the classification of the related asset or liability for financial reporting, or according to the expected reversal dates of the specific temporary differences if not related to an asset or liability for financial reporting, and also include anticipated withholding taxes due on subsidiaries’ earnings when paid as dividends to the Company.

The Company recognizes the tax benefit from an uncertain tax position only if the weight of available evidence indicates that it is more likely than not that the position will be sustained on audit, including resolution of related appeals or litigation processes, if any. The tax benefits recognized in the financial statements from such a position is measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company will classify the liability for unrecognized tax benefits as current to the extent that the Company anticipates payment of cash within one year. Interest and penalties related to uncertain tax positions are recognized in the provision for income taxes. Please see Note 11 to the consolidated financial statements.

Revenue Recognition

Revenue is recognized only when all of the following conditions have been met: (i) there is persuasive evidence of an arrangement; (ii) delivery has occurred; (iii) the fee is fixed or determinable; and (iv) collectibility of the fee is reasonably assured. The Company usually sells its software licenses as part of an overall solution offered to a customer that combines the sale of software licenses with a broad range of services, which normally include significant customization, modification, implementation and integration. As a result, combined license and service revenue generally is recognized over the course of these long-term projects, using the percentage of completion method of accounting in accordance with software revenue recognition authoritative guidance. When total cost estimates exceed revenues in a fixed-price arrangement, the estimated losses are recognized immediately based upon the cost applicable to the delivering unit.

Initial license fee for software revenue is recognized as work is performed, under the percentage of completion method of accounting. Subsequent license fee revenue is recognized upon completion of specified conditions in each contract, based on a customer’s subscriber level or transaction volume or other measurements when greater than the level specified in the contract for the initial license fee.

Service revenue that involves significant ongoing obligations, including fees for software customization, modification, implementation and integration as part of a long-term contract, is recognized as work is performed, under the percentage of completion method of accounting. Revenue from software solutions that do not require significant customization and modification is recognized upon delivery. Service revenue that does not involve significant ongoing obligations is recognized as services are rendered.

Fees are generally considered fixed and determinable unless a significant portion (more than 10%) of the license and related service fee is due more than 12 months after delivery, in which case license and related services fees are recognized when payments are due.

In managed services contracts and in other long term contracts, revenue from the operation of a customer’s system is recognized either as services are performed based on time elapsed, output produced or volume of data processed. Revenue from ongoing support services is recognized as work is performed.

Revenue from third-party hardware sales is recognized upon delivery and installation, and revenue from third-party software sales is recognized upon delivery. Revenue from third-party hardware and software sales is recorded at gross amount for transactions in which the Company is the primary obligor under the arrangement and/or possesses other attributes such as pricing and supplier selection latitude. In specific circumstances where the Company does not meet the above criteria, particularly when the contract stipulates that the Company is not the primary obligor, the Company recognizes revenue on a net basis.

Included in service revenue are sales of third-party products. Revenue from sales of such products includes third-party computer hardware and computer software products. Revenue from third-party sales was less than 10% of total revenue in each of fiscal 2010, 2009 and 2008.

Maintenance revenue is recognized ratably over the term of the maintenance agreement, which in most cases is one year.

As a result of a significant portion of the Company’s revenue being subject to the percentage of completion accounting method, the Company’s annual and quarterly operating results may be significantly affected by the size and timing of customer projects and the Company’s progress in completing such projects.

Many of the Company’s agreements include multiple deliverables. For these multiple element arrangements, the Company allocates revenue to each element based upon its relative fair value as determined by Vendor Specific Objective Evidence (“VSOE”). For arrangements within the scope of software revenue recognition authoritative guidance the Company uses the residual method in the absence of fair value for a delivered element. The residual method requires that the Company first allocate revenue to the fair value of the undelivered elements and residual revenue to delivered elements. If VSOE of any undelivered items does not exist, revenue from the entire arrangement is deferred and recognized at the earlier of (i) delivery of those elements for which VSOE does not exist or (ii) when VSOE can be established. However, in limited cases where maintenance is the only undelivered element without VSOE, the entire arrangement fee is recognized ratably. The residual method is used mainly in multiple element arrangements that include license for the sale of software solutions that do not require significant customization, modification, implementation and integration and maintenance to determine the appropriate value for the license component. Beginning October 1, 2009, the Company adopted the new authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. Under this guidance the Company allocates revenue to each identified unit of accounting by using estimated selling price, or ESP, for individual elements of an arrangement when VSOE or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. Please see Recent Accounting Pronouncements.

In circumstances where the Company enters into a contract with a customer for the provision of managed services for a defined period of time, the Company defers certain incremental costs incurred at the inception of the contract. These costs include time and expense incurred in association with the origination of a contract. In addition, if the revenue for a delivered item is not recognized because it is not separable from the undelivered item, then the Company also defers the cost of the delivered item. The deferred costs are amortized on a straight-line basis over the life of the applicable customer contract. Revenue associated with these capitalized costs is deferred and is recognized over the same period.

In cases where extended payment terms exist and revenue is deferred until payments are due, related costs are capitalized as contract costs and recognized as revenue is recognized.

Deferred revenue represents billings to customers for licenses and services for which revenue has not been recognized. Deferred revenue that is expected to be recognized beyond the next 12 months is considered long-term deferred revenue. Unbilled accounts receivable include all revenue amounts that had not been billed as of the balance sheet date due to contractual or other arrangements with customers. Unbilled accounts receivable that are expected to be billed beyond the next 12 months are considered long-term unbilled receivables. Allowances that are netted against accounts receivable represent amounts provided for accounts for which their collectibility is not reasonably assured.

Cost of License and Cost of Service

Cost of license and cost of service consist of all costs associated with providing software licenses and services to customers, including identified losses on contracts and warranty expense. Estimated losses on contracts are recognized in the period in which the loss is identified. Estimated costs related to warranty obligations are initially provided at the time the product is delivered and are revised to reflect subsequent changes in circumstances and estimates. Cost of license includes license fees and royalty payments to software suppliers.

Cost of service also includes costs of third-party products associated with reselling third-party computer hardware and software products to customers, when revenue from third-party products is recorded at the gross amount. Customers purchasing third-party products from the Company generally do so in conjunction with the purchase of the Company’s software and services.

Research and Development

Research and development expenditures consist of costs incurred in the development of new software modules and product offerings, either as part of the Company’s internal product development programs, which are sold, leased or otherwise marketed, or in conjunction with customer projects. Research and development costs are expensed as incurred.

Based on the Company’s product development process, technological feasibility is established upon completion of a detailed program design or, in the absence thereof, completion of a working model. Costs incurred by the Company after achieving technological feasibility and before the product is ready for customer release have been insignificant.

Equity-Based Compensation

The Company measures and recognizes the compensation expense for all equity-based payments to employees and directors based on their estimated fair values. The Company estimates the fair value of employee stock options at the date of grant using a Black-Scholes valuation model and values restricted stock based on the market value of the underlying shares at the date of grant. The Company recognizes compensation costs using the graded vesting attribution method that results in an accelerated recognition of compensation costs in comparison to the straight-line method.

The Company uses a combination of implied volatility of the Company’s traded options and historical stock price volatility (“blended volatility”) as the expected volatility assumption required in the Black-Scholes option valuation model. As equity-based compensation expense recognized in the Company’s consolidated statements of income is based on awards ultimately expected to vest, it has been reduced for estimated forfeitures.

Concentrations of Credit Risk

Financial instruments that potentially subject the Company to concentration of credit risk consist principally of cash and cash equivalents, short-term interest-bearing investments and trade receivables. Cash and cash equivalents are maintained with several financial institutions. Generally, these deposits may be redeemed upon demand and are maintained with financial institutions with reputable credit and therefore bear minimal credit risk. The Company seeks to mitigate its credit risks by spreading such risks across multiple counterparties and monitoring the risk profiles of these counterparties. The Company has conservative investment policy guidelines under which it invests its excess cash primarily in highly liquid U.S. dollar-denominated securities. The Company’s revenue is generated primarily in North America. To a lesser extent, revenue is generated in Europe, the Asia-Pacific region and Latin America. Most of the Company’s customers are among the largest communications and directory publishing companies in the world (or are owned by them). The Company’s business is subject to the effects of general global economic conditions and, in particular, market conditions in the communications industry. The Company performs ongoing credit analyses of its customer base and generally does not require collateral. The allowance for doubtful accounts is for estimated losses resulting from accounts receivable for which their collection is not reasonably assured.

The Company evaluates accounts receivable to determine if they will ultimately be collected. Significant judgments and estimates are involved in performing this evaluation, which are based on factors that may affect a customer’s ability to pay, such as past experience, credit quality of the customer, age of the receivable balance and current economic conditions. As of September 30, 2010 and 2009 the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 30.0% and 32.6%, respectively. This customer accounted for approximately 29% and 33% of our revenue in fiscal 2010 and 2009, respectively.

Earnings Per Share

Basic earnings per share is calculated using the weighted average number of shares outstanding during the period. Diluted earnings per share is computed on the basis of the weighted average number of shares outstanding, the effect of dilutive outstanding equity-based awards using the treasury stock method and the effect of dilutive outstanding convertible notes using the if-converted method.

Derivatives and Hedging

The Company carries out transactions involving foreign currency exchange derivative financial instruments. The transactions are designed to hedge the Company’s exposure in currencies other than the U.S. dollar. The Company recognizes derivative instruments as either assets or liabilities and measures those instruments at fair value. If a derivative meets the definition of a hedge and is so designated, changes in the fair value of the derivative are recognized in other comprehensive income until the hedged item is recognized in earnings. The ineffective portion of a derivative designated as a hedge is recognized in earnings. If a derivative does not meet the definition of a hedge, the changes in the fair value are included in earnings.

Recent Accounting Pronouncements

In June 2009, the Financial Accounting Standards Board, or FASB, issued authoritative guidance on the consolidation of variable interest entities, which is effective for the Company beginning October 1, 2010. The new guidance requires revised evaluations of whether entities represent variable interest entities, ongoing assessments of control over such entities, and additional disclosures for variable interests. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

Adoption of New Accounting Standards

In January 2010, the FASB issued guidance to amend the disclosure requirements of fair value measurements. The guidance requires new disclosures on the transfers of assets and liabilities between Level 1 and Level 2 of the fair value measurement hierarchy, including the reasons for the transfers, the reasons for any transfer in or out of Level 3 of the fair value measurement hierarchy and a roll forward of activities on purchases, sales, issuances, and settlements of recurring assets and liabilities measured at Level 3 of the fair value measurement hierarchy. In addition to these new disclosure requirements the new guidance also clarifies certain existing disclosure requirements. The guidance became effective for the Company beginning January 1, 2010, except for the disclosure on the roll forward activities for Level 3 fair value measurements, which will become effective for the Company beginning October 1, 2011. The adoption of this new guidance did not have a material impact on the Company’s financial statements.

In October 2009, the FASB issued authoritative guidance for revenue recognition relating to arrangements containing both hardware and software elements. Under the new guidance, tangible products that have software components that are essential to the functionality of the tangible product will no longer be within the scope of software revenue recognition guidance, and will now be subject to other relevant revenue recognition guidance. Additionally, the FASB updated its authoritative guidance for revenue arrangements with multiple deliverables that are outside the scope of the software revenue recognition guidance. The revised guidance eliminates the requirement that “objective and reliable” evidence of fair value exist for an undelivered item in order for a delivered item to be treated as a specific unit of accounting. In addition, the guidance modifies the methodology to allocate transaction consideration to each identified unit of accounting by allowing the use of estimated selling price, or ESP, for individual elements of an arrangement when vendor specific objective evidence, or VSOE, of fair value or third-party evidence of selling price is unavailable. This results in the elimination of the residual method of allocating revenue consideration. The Company elected to early adopt the pronouncements at the beginning of its first quarter of fiscal 2010 on a prospective basis for applicable transactions originating or materially modified after October 1, 2009. If VSOE of fair value or third-party evidence of selling price is unavailable, the Company determines ESP for the purposes of allocating the consideration to individual elements of an arrangement by considering several external and internal factors including, but not limited to, pricing practices, margin objectives, geographies in which the Company offers its services and internal costs. The determination of ESP is made through consultation with and approval by management. This guidance does not generally change the units of accounting in the Company’s revenue arrangements or the methodology by which transaction consideration is allocated to the various units of accounting due to the fact that, for the majority of the Company’s existing multiple deliverables arrangements, the Company allocated transaction consideration for purposes of revenue recognition to each identified unit of accounting based upon its relative fair value, determined using VSOE. The new accounting standards for revenue recognition if applied to the year ended September 30, 2009 would not have had a material impact on the Company’s results of operations or financial position for that fiscal year. In addition, the adoption of the new guidance did not have a material impact on the Company’s results of operations or financial position in fiscal 2010.

Effective October 1, 2009, the Company adopted the new earnings per share authoritative guidance that provides that unvested share-based payment awards that contain nonforfeitable rights to dividends or dividend equivalents are considered participating securities. As such, they should be included in the computation of basic earnings per share, or EPS, using the two-class method. Prior-period EPS data presented have been adjusted retroactively. This adjustment reduced basic and diluted EPS for the fiscal year ended September 30, 2009 and basic EPS for the fiscal year ended September 30, 2008 by  $0.01.

Effective October 1, 2009, the Company adopted the fair value measurements guidance for non-financial assets and non-financial liabilities, except those that are recognized or disclosed in the financial statements at fair value on a recurring basis (at least annually). The adoption of this guidance did not have a material impact on the Company’s results of operations or financial position.

Effective October 1, 2009, the Company adopted the revised accounting guidance for business combinations. This guidance significantly changes the accounting for business combinations and establishes principles and requirements for how an acquirer recognizes and measures in its financial statements the identifiable assets acquired, the liabilities assumed and any noncontrolling interest in the acquiree and recognizes and measures the goodwill acquired in the business combination or a gain from a bargain purchase. Among the more significant changes, acquired in-process research and development will be capitalized and upon completion amortized over its useful life; acquisition costs will be expensed as incurred; restructuring costs will generally be expensed in periods after the acquisition date; contingent consideration will be recognized at fair value at the acquisition date with subsequent changes recognized in earnings, and reductions in deferred tax valuation allowance relating to a business acquisition will be recognized in earnings. In April 2009, the FASB issued an amendment to the revised business combination guidance regarding the accounting for assets acquired and liabilities assumed in a business combination that arise from contingencies. The impact of this accounting guidance on the Company’s results of operations or financial position will vary depending on each specific business combination. This guidance did not have a material impact on the Company’s results of operations or financial position in fiscal 2010.

Effective October 1, 2009, the Company adopted the guidance that changes the accounting and reporting for noncontrolling (minority) interests in consolidated financial statements, including the requirement to classify noncontrolling interests as a component of consolidated stockholders’ equity, the elimination of “minority interest” accounting in results of operations and changes in the accounting for both increases and decreases in a parent’s controlling ownership interest. The adoption of this guidance had no impact on the Company’s consolidated results of operations or financial position.

Fair Value Measurement (Tables)	12 Months Ended
Sep. 30, 2010
Fair Value Measurement (Tables) [Abstract]
Company's assets and liabilities measured at fair value on a recurring basis

	As of September 30, 2010
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$867,335	$—	$867,335
U.S. government treasuries	111,912	—	111,912
U.S. agencies	—	65,724	65,724
Government guaranteed debt	—	102,112	102,112
Supranational and sovereign debt	—	23,771	23,771
Corporate bonds	—	58,742	58,742
Asset backed obligations	—	7,147	7,147
Mortgages (including agencies and corporate)	—	18,948	18,948
Commercial paper and certificate of deposit	10,048	9,254	19,302

Total available-for-sale securities	989,295	285,698	1,274,993

Derivative financial instruments, net	—	4,333	4,333

Total	$989,295	$290,031	$1,279,326

	As of September 30, 2009
	Level 1	Level 2	Total

Available-for-sale securities:
Money market funds	$465,249	$—	$465,249
U.S. government treasuries	272,405	—	272,405
U.S. agencies	—	93,211	93,211
Government guaranteed debt	—	83,949	83,949
Supranational and sovereign debt	—	15,751	15,751
Corporate bonds	—	32,130	32,130
Asset backed obligations	—	16,645	16,645
Mortgages (including agencies and corporate)	—	32,392	32,392
Other	8,000	14	8,014

Total available-for-sale securities	745,654	274,092	1,019,746

Derivative financial instruments, net	—	13,882	13,882

Total	$745,654	$287,974	$1,033,628

Available-For-Sale Securities (Tables)	12 Months Ended
Sep. 30, 2010
Available-For-Sale Securities (Tables) [Abstract]
Interest-bearing investments in available-for-sale securities

	As of September 30, 2010
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$867,335	$—	$—	$867,335
U.S. government treasuries	111,685	227	—	111,912
U.S. agencies	64,837	887	—	65,724
Government guaranteed debt	100,832	1,280	—	102,112
Supranational and sovereign debt	23,672	99	—	23,771
Corporate bonds	59,247	728	1,233	58,742
Asset backed obligations	8,230	—	1,083	7,147
Mortgages (including agencies and corporate)	21,062	372	2,486	18,948
Commercial paper and certificate of deposit	19,414	—	112	19,302

Total(1)	$1,276,314	$3,593	$4,914	$1,274,993

(1)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $877,889 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2010.

	As of September 30, 2009
		Gross	Gross
	Amortized	Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value

Money market funds	$465,249	$—	$—	$465,249
U.S. government treasuries	271,483	922	—	272,405
U.S. agencies	91,772	1,439	—	93,211
Government guaranteed debt	83,212	764	27	83,949
Supranational and sovereign debt	15,610	141	—	15,751
Corporate bonds	32,924	730	1,524	32,130
Asset backed obligations	19,630	179	3,164	16,645
Mortgages (including agencies and corporate)	38,339	552	6,499	32,392
Other	8,127	—	113	8,014

Total(2)	$1,026,346	$4,727	$11,327	$1,019,746

(2)	Available-for-sale securities are classified as short-term interest-bearing investments on the Company’s balance sheet, except for $575,467 of securities with maturities from date of acquisition of 90 days or less which are included in cash and cash equivalents as of September 30, 2009.

Cumulative roll forward of credit losses

Balance as of April 1, 2009	$794
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	667
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	427
Reductions for securities realized during the period	(131)

Balance as of September 30, 2009	1,757
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	198
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	562
Reductions for securities realized during the period	(930)

Balance as of September 30, 2010	$1,587

Available-for-sale securities debt maturities fair value

Market Value

within one year	$1,071,240
1 to 2 years	109,715
2 to 3 years	55,545
3 to 4 years	5,561
Thereafter	32,932

$1,274,993

Derivative Financial Instruments (Tables)	12 Months Ended
Sep. 30, 2010
Derivative Financial Instruments (Tables) [Abstract]
Notional amounts of derivative instruments

Notional Value*

Foreign exchange contracts	$738,125

(*)	Gross notional amounts do not quantify risk or represent assets or liabilities of the Company, but are used in the calculation of settlements under the contracts.

Fair value of the open foreign currency exchange contracts

	As of
	September 30,
	2010	2009

Derivatives designated as hedging instruments
Prepaid expenses and other current assets	$8,993	$19,023
Other noncurrent assets	669	24
Accrued expenses and other current liabilities	(960)	(3,709)
Other noncurrent liabilities	(292)	(32)

	8,410	15,306
Derivatives not designated as hedging instruments
Prepaid expenses and other current assets	4,020	583
Accrued expenses and other current liabilities	(8,097)	(2,007)

	(4,077)	(1,424)

Net fair value	$4,333	$13,882

The effect of the Company's cash flow hedging instruments

Gains (Losses) Reclassified from
Other Comprehensive Income
(Effective Portion)
Fiscal Year Ended
September 30, 2010

Line item in statement of income:
Revenue	$(3,466)
Cost of service	9,131
Research and development	2,490
Selling, general and administrative	1,306

Total	$9,461

Gains (Losses) Reclassified from
Other Comprehensive Income
(Effective Portion)
Nine Months Ended
September 30, 2009 *

Line item in statement of income:
Revenue	$3,039
Cost of service	(17,679)
Research and development	(2,836)
Selling, general and administrative	(2,483)

Total	$(19,959)

*	Since the adoption date of the amended guidance on disclosure about derivative instruments and hedging activities.

Changes in net unrealized (losses) gains on cash flow hedges

Net unrealized gains on cash flow hedges, net of tax, as of October 1, 2009	$12,936
Changes associated with hedging transactions, net of tax $(214)	1,204
Reclassification into earnings, net of tax $(1,323)	(8,138)

Net unrealized gains on cash flow hedges, net of tax, as of September 30, 2010	$6,002

Effect of non-designated as hedging instruments

Gains (Losses)
Recognized in Income
Fiscal Year Ended
September 30, 2010

Line item in statement of income:
Revenue	$(2,461)
Cost of service	1,464
Research and development	280
Selling general and administrative	339
Interest and other (expense) income, net	(1,613)
Income taxes	(489)

Total	$(2,480)

Gains (Losses)
Recognized in Income
Nine Months Ended
September 30, 2009*

Line item in statement of income:
Revenue	$(4,395)
Cost of service	1,425
Research and development	(1,204)
Selling general and administrative	920
Interest and other (expense) income, net	(10,761)
Income taxes	(496)

Total	$(14,511)

*	Since the adoption date of the amended guidance on disclosure about derivative instruments and hedging activities.

Accounts Receivable, Net (Tables)	12 Months Ended
Sep. 30, 2010
Accounts Receivable, Net (Tables) [Abstract]
Accounts receivable, net

	As of September 30,
	2010	2009

Accounts receivable — billed	$529,182	$443,094
Accounts receivable — unbilled(1)	62,246	21,749
Less — allowances	(11,428)	(9,878)

Accounts receivable, net	$580,000	$454,965

(1)	The increase in accounts receivable unbilled in the fiscal year ended September 30, 2010 was primarily attributable to timing differences between delivery and invoicing milestones in projects.

Equipment and Leasehold Improvements, Net (Tables)	12 Months Ended
Sep. 30, 2010
Equipment and Leasehold Improvements, Net (Tables) [Abstract]
Components of equipment and leasehold improvements, net

	As of September 30,
	2010	2009

Computer equipment	$777,135	$725,398
Leasehold improvements	157,268	145,539
Furniture, fixtures and other	55,129	53,179

	989,532	924,116
Less accumulated depreciation	(731,259)	(644,457)

	$258,273	$279,659

Goodwill and Intangible Assets, Net (Tables)	12 Months Ended
Sep. 30, 2010
Goodwill and Intangible Assets, Net (Tables) [Abstract]
Details of total goodwill

As of October 1, 2008	$1,526,371
Goodwill resulting from immaterial acquisitions	16,534
Decrease in goodwill as a result of release of valuation allowances on deferred tax assets	(3,481)

As of September 30, 2009	1,539,424
Goodwill resulting from immaterial acquisitions	151,434
Decrease in goodwill as a result of divestiture of a subsidiary(1)	(53,442)

As of September 30, 2010	$1,637,416

(1)	Please see Note 17 to the consolidated financial statements.

Amortization expense on intangible assets

	Year Ended September 30,
	2010	2009	2008

Cost of service	$1,533	$1,820	$849
Amortization of purchased intangible assets and other	82,441	85,153	86,687

Total	$83,974	$86,973	$87,536

Details of total purchased intangible assets

	Estimated
	Useful Life		Accumulated
	(in years)	Gross	Amortization	Net

September 30, 2010
Core technology	4-8	$364,057	$(272,798)	$91,259
Customer arrangements	6-15	304,308	(189,062)	115,246
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	20,753	(8,496)	12,257

Total		$741,114	$(522,352)	$218,762

September 30, 2009
Core technology	3-7	$317,952	$(225,328)	$92,624
Customer arrangements	6-15	281,254	(158,704)	122,550
Intellectual property rights and purchased computer software	3-10	51,996	(51,996)	—
Other	2-10	18,546	(6,383)	12,163

Total		$669,748	$(442,411)	$227,337

Estimated future amortization expense

Amount

Fiscal year:
2011	$65,795
2012	41,361
2013	28,759
2014	21,308
2015	17,199
Thereafter	44,340

Total	$218,762

Other Noncurrent Assets (Tables)	12 Months Ended
Sep. 30, 2010
Other Noncurrent Assets (Tables) [Abstract]
Other noncurrent assets consist of the following

	As of September 30,
	2010	2009

Funded employee benefit costs(1)	$131,274	$112,300
Deferred costs(2)	109,698	92,129
Long term accounts receivable-unbilled	43,018	38,600
Other	37,961	28,748

	$321,951	$271,777

(1)	Please see Note 19 to the consolidated financial statements.

(2)	Please see Note 2 to the consolidated financial statements.

Income Taxes (Tables)	12 Months Ended
Sep. 30, 2010
Income Taxes (Tables) [Abstract]
Provision (benefit) for income taxes

	Year Ended September 30,
	2010	2009	2008

Current	$60,529	$21,361	$36,341
Deferred	(19,137)	18,617	2,304

	$41,392	$39,978	$38,645

Components of deferred tax assets and liabilities

	As of September 30,
	2010	2009

Deferred tax assets:
Deferred revenue	$37,304	$21,499
Accrued employee costs	48,746	43,772
Intangible assets, computer software and intellectual property	21,184	24,691
Net operating loss carryforwards	144,830	124,045
Other	81,416	77,588

Total deferred tax assets	333,480	291,595
Valuation allowances(1)	(106,743)	(82,780)

Total deferred tax assets, net	226,737	208,815

Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(37,521)	(42,595)
Intangible assets, computer software and intellectual property	(111,423)	(96,747)
Managed services costs	(13,898)	(16,339)
Other	(18,819)	(17,751)

Total deferred tax liabilities	(181,661)	(173,432)

Net deferred tax assets	$45,076	$35,383

(1)	Subsequent releases of the valuation allowance will be recognized through earnings.

Effective income tax rate varied from the statutory Guernsey tax rate

	Year Ended September 30,
	2010	2009	2008

Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes	11	11	9

Effective income tax rate	11%	11%	9%

Aggregate changes in balance of Company's gross unrecognized tax benefits

	Year Ended September 30,
	2010	2009

Balance at beginning of fiscal year	$103,304	$85,772
Additions based on tax positions related to the current year	19,883	16,285
Additions for tax positions of prior years(1)	19,832	3,918
Settlements with tax authorities	(20,703)	—
Lapse of statute of limitations	(3,654)	(2,671)

Balance at end of fiscal year	$118,662	$103,304

(1)	Primarily relates to immaterial acquisitions in fiscal 2010.

Noncurrent Liabilities and Other (Tables)	12 Months Ended
Sep. 30, 2010
Noncurrent Liabilities and Other (Tables) [Abstract]
Noncurrent liabilities and other

	As of September 30,
	2010	2009

Accrued employees costs(1)	$170,780	$152,994
Noncurrent deferred revenue	75,826	53,611
Accrued pension liability(2)	15,173	9,540
Other	11,575	15,242

	$273,354	$231,387

(1)	Primarily severance pay liability in accordance with Israeli law. Please see Note 19 to the consolidated financial statements.

(2)	Primarily relates to funded status of non-contributory defined benefit plans. Please see Note 19 to the consolidated financial statements.

Interest and other (expense) income, net (Tables)	12 Months Ended
Sep. 30, 2010
Interest and other (expense) income, net (Tables) [Abstract]
Interest and other (expense) income, net

	Year Ended September 30,
	2010	2009	2008

Interest income	$7,670	$16,371	$42,839
Interest expense	(3,135)	(7,865)	(7,529)
Gain from repurchase of 0.5% Notes(1)	—	2,185	—
Foreign exchange loss	(5,551)	(5,713)	(18,856)
Loss from divestiture of a subsidiary(2)	(23,399)	—	—
Other, net	(720)	(6,143)	(4,499)

	$(25,135)	$(1,165)	$11,955

(1)	See Note 14 to the consolidated financial statements.

(2)	See Note 17 to the consolidated financial statements.

Contingencies (Tables)	12 Months Ended
Sep. 30, 2010
Contingencies (Tables) [Abstract]
Future Minimum Non-cancelable Lease Payments

The Company leases office space under non-cancelable operating leases in various countries in which it does business. Future minimum non-cancelable lease payments based on the Company’s contractual obligations as of September 30, 2010 are as follows:

For the Years Ended September 30,

2011	$45,033
2012	20,923
2013	15,725
2014	8,312
Thereafter	4,262

$94,255

The Company leases vehicles under operating leases. Future minimum non-cancelable lease payments required after October 1, 2010 are as follows:

For the Years Ended September 30,

2011	$17,005
2012	3,466
2013	438

$20,909

Stock Option and Incentive Plan (Tables)	12 Months Ended
Sep. 30, 2010
Stock Option and Incentive Plan (Tables) [Abstract]
Summary of option activity

	Number of
	Share	Weighted Average
	Options	Exercise Price

Outstanding as of October 1, 2007	20,456.5	$31.62
Granted	5,631.1	33.05
Exercised	(2,051.7)	18.31
Forfeited	(1,648.2)	35.85

Outstanding as of September 30, 2008	22,387.7	32.89
Granted	3,658.1	18.70
Exercised	(1,289.4)	21.63
Forfeited	(3,435.0)	34.20

Outstanding as of September 30, 2009	21,321.4	30.93
Granted	4,735.2	27.71
Exercised	(1,096.6)	21.55
Forfeited	(2,761.8)	40.64

Outstanding as of September 30, 2010	22,198.2	$29.50

Exercisable on September 30, 2010(1)	13,299.7	$31.32

(1)	At September 30, 2010, the weighted average remaining contractual life of exercisable options was 4.50 years.

Summary of Restricted Stock Activity

		Weighted Average
	Number of	Grant Date Fair
	Shares	Value

Outstanding as of October 1, 2007	955.1	$34.50
Granted	611.1	32.53
Vested	(321.5)	32.81
Forfeited	(139.6)	35.45

Outstanding as of September 30, 2008	1,105.1	33.78
Granted	583.2	18.42
Vested	(315.7)	33.43
Forfeited	(247.9)	34.80

Outstanding as of September 30, 2009	1,124.7	25.69
Granted	650.2	27.43
Vested	(445.4)	26.83
Forfeited	(78.0)	26.95

Outstanding as of September 30, 2010	1,251.5	$26.11

Stock options outstanding

Outstanding				Exercisable
		Weighted Average
		Remaining
		Contractual	Weighted		Weighted
	Number	Life	Average	Number	Average
Exercise Price	Outstanding	(in Years)	Exercise Price	Exercisable	Exercise Price

$ 0.38 — 4.76	47.8	4.31	$2.09	47.8	$2.09
6.40 — 16.75	321.4	2.48	11.18	312.4	11.02
16.92 — 19.78	1,791.5	8.12	17.46	447.6	17.74
19.94 — 22.38	2,204.5	6.09	20.89	1,260.7	21.55
22.43 — 26.65	2,918.8	6.93	25.41	1,695.5	25.20
26.68 — 28.59	3,688.7	7.95	27.70	1,130.8	27.62
28.60 — 32.12	3,668.1	3.83	30.77	3,000.5	30.97
32.15 — 33.16	3,001.4	7.19	33.05	1,843.3	33.05
33.74 — 35.45	2,344.1	6.62	34.96	1,442.1	34.85
35.87 — 47.90	1,594.8	3.24	41.03	1,501.9	41.23
52.75 — 78.31	617.1	0.31	61.46	617.1	61.46

Employee equity-based compensation pre-tax expense

	Year Ended September 30,
	2010	2009	2008

Cost of service	$20,061	$21,733	$23,547
Research and development	4,218	4,249	4,714
Selling, general and administrative	20,176	16,929	29,229

Total	$44,455	$42,911	$57,490

Assumptions used in calculating fair value of options

	Year Ended September 30,
	2010	2009	2008

Risk-free interest rate(1)	1.98%	1.94%	3.23%
Expected life of stock options(2)	4.32	4.46	4.32
Expected volatility(3)	31.5%	47.9%	33.3%
Expected dividend yield(4)	None	None	None
Fair value per option	$7.66	$7.54	$10.45

(1)	Risk-free interest rate is based upon U.S. Treasury yield curve appropriate for the term of the Company’s employee stock options.

(2)	Expected life of stock options is based upon historical experience.

(3)	Expected volatility is based on blended volatility. Please see Note 2 to the consolidated financial statements.

(4)	Expected dividend yield is based on the Company’s history and future expectation of dividend payouts.

Earnings Per Share (Tables)	12 Months Ended
Sep. 30, 2010
Earnings Per Share (Tables) [Abstract]
Computation of basic and diluted earnings per share

The following table sets forth the computation of basic and diluted earnings per share:

	Year Ended September 30,
	2010	2009(1)	2008(1)

Numerator:
Numerator for basic earnings per share	$343,906	$326,176	$378,906
Effect of assumed conversion of 0.50% convertible notes	—	1,486	3,940

Numerator for diluted earnings per share	$343,906	$327,662	$382,846

Denominator:
Denominator for basic earnings per share — weighted average number of shares outstanding	202,584	204,023	207,639
Effect of assumed conversion of 0.50% convertible notes	24	3,948	10,436
Effect of dilutive stock options granted	1,468	379	2,200

Denominator for dilutive earnings per share — adjusted weighted average shares and assumed conversions	204,076	208,350	220,275

Basic earnings per share	$1.70	$1.60	$1.82

Diluted earnings per share	$1.69	$1.57	$1.74

(1)	The basic and diluted weighted average number of shares outstanding for the fiscal years ended September 30, 2009 and 2008 have been retroactively adjusted to reflect the adoption of new earnings per share authoritative guidance requiring the inclusion of unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents in the calculation of basic weighted average number of shares outstanding. This adjustment reduced basic and diluted earnings per share for the fiscal year ended September 30, 2009 and basic earnings per share for the fiscal year ended September 30, 2008 by $0.01.

Segment Information and Sales to Significant Customers (Tables)	12 Months Ended
Sep. 30, 2010
Segment Information and Sales to Significant Customers (Tables) [Abstract]
Summary of revenue and long-lived assets by geographic area

	Year Ended September 30,
	2010	2009	2008

Revenue
United States	$1,847,351	$1,754,309	$1,762,210
Canada	404,658	400,264	405,569
Europe	353,239	394,263	548,027
Rest of the world	378,975	313,771	446,290

Total	$2,984,223	$2,862,607	$3,162,096

	As of September 30,
	2010	2009	2008

Long-lived Assets(1)
United States	$110,245	$138,520	$153,739
Israel	40,717	43,978	56,130
India	36,322	32,578	39,208
Europe	35,353	35,366	33,165
Rest of the world	35,636	29,217	34,839

Total	$258,273	$279,659	$317,081

Revenue and Customer Information

	Year Ended September 30,
	2010	2009	2008

Customer experience systems	$2,775,271	$2,685,460	$2,894,335
Directory	208,952	177,147	267,761

Total	$2,984,223	$2,862,607	$3,162,096

Summary of the percentage of sales to significant customers groups

	Year Ended September 30,
	2010	2009	2008

Customer 1	29%	33%	28%
Customer 2	12	10	12
Customer 3	10	10	10

Selected Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Sep. 30, 2010
Selected Quarterly Results Of Operations (Tables) [Abstract]
Quarterly Results of Operations

	September 30,	June 30,	March 31,	December 31,

2010
Revenue	$762,194	$753,249	$743,969	$724,811
Operating income	102,888	105,269	103,127	99,149
Net income	94,738	92,265	68,550	88,353
Basic earnings per share	0.49	0.45	0.33	0.43
Diluted earnings per share	0.48	0.45	0.33	0.43
2009(1)
Revenue	$707,419	$690,265	$711,084	$753,839
Operating income	96,845	93,246	95,959	81,269
Net income	85,751	85,548	80,630	74,247
Basic earnings per share	0.42	0.42	0.40	0.36
Diluted earnings per share	0.42	0.42	0.39	0.35

(1)	The basic and diluted weighted average number of shares outstanding for the quarters ended within fiscal 2009 have been retroactively adjusted to reflect the adoption of new earnings per share authoritative guidance requiring the inclusion of unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents in the calculation of basic weighted average number of shares outstanding. This adjustment reduced basic earnings per share for the first quarter of fiscal year 2009 by $0.01.

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Sep. 30, 2010
Valuation and Qualifying Accounts (Tables) [Abstract]
Valuation and Qualifying Accounts

			Valuation Allowances
			on Net
	Accounts Receivable		Deferred Tax
	Allowances		Assets

Balance as of September 30, 2007	$27,416		$33,251
Charged to costs and expenses	97		24,479	(1)
Charged to revenue	1,962		—
Charged to other accounts	7,607		26,208	(2)
Deductions	(2,518)		(7,457	)(3)

Balance as of September 30, 2008	34,564		76,481
Charged to costs and expenses	1,436		22,756	(4)
Charged to revenue	3,768		—
Charged to other accounts	3,397	(5)	—
Deductions	(33,287	)(7)	(16,457	)(6)

Balance as of September 30, 2009	9,878		82,780
Charged to costs and expenses	2,710		18,344	(8)
Charged to revenue	1,329		—
Charged to other accounts	1,503	(10)	15,601	(9)
Deductions	(3,992)		(9,982	)(11)

Balance as of September 30, 2010	$11,428		$106,743

(1)	Valuation allowances on deferred tax assets incurred during fiscal 2008.

(2)	Includes valuation allowances on deferred tax assets incurred primarily in connection with a 2006 acquisition.

(3)	Deductions in the valuation allowances on net deferred tax assets were released to earnings.

(4)	Valuation allowances on deferred tax assets incurred during fiscal 2009.

(5)	Acquired as part of a 2009 small acquisition.

(6)	$3,481 of valuation allowances on deferred tax assets incurred primarily in connection with 2006 and 2008 acquisitions was released through goodwill, $7,172 of valuation allowances on deferred tax assets was written off against the related deferred tax assets, the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

(7)	Primarily attributable to a settlement with a customer in which the allowances were written off against the related accounts receivable.

(8)	Valuation allowances on deferred tax assets incurred during fiscal 2010.

(9)	Includes valuation allowances on deferred tax assets incurred in connection with 2010 small acquisitions.

(10)	Acquired as part of 2010 small acquisitions

(11)	$5,060 of valuation allowances on deferred tax assets were written off against the related deferred tax assets, and the remaining deductions in the valuation allowances on net deferred tax assets were released to earnings.

Summary of Significant Accounting Policies (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Summary of Significant Accounting Policies (Textuals) [Abstract]
Estimated useful life of assets, minimum (years)	3
Estimated useful life of assets, maximum (years)	10
Revenue from third-party sales	Less than 10%	Less than 10%	Less than 10%
Effect of adoption of new earnings per share authoritative guidance on basic earnings per share		$ (0.01)	$ (0.01)
Effect of adoption of new earnings per share authoritative guidance on diluted earnings per share		$ (0.01)
Number of customers with an accounts receivable balance of more than 10% of total accounts receivable	1	1
Percentage threshold for concentration of credit risk, accounts receivable disclosure	0.1	0.1
Aggregate accounts receivable above 10% of total Accounts receivable (percentages)	0.3	0.326
Aggregate revenue related to customers with a total AR balance of more than 10% of total accounts receivable (percentage)	0.29	0.33
Concentration of credit risk, accounts receivable	As of September 30, 2010, the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 30.0%. This customer accounted for approximately 29% of our revenue in fiscal 2010.	As of September 30, 2009, the Company had one customer, including its subsidiaries, with an accounts receivable balance of more than 10% of total accounts receivable, aggregating 32.6%. This customer accounted for approximately 33% of our revenue in fiscal 2009.
Retained Earnings
Cumulative Effect of Initial Adoption of New Accounting Principle [Abstract]
Cumulative effect of adopting revised accounting guidance related to other than temporary impairments		$ 1,783
Accumulated Other Comprehensive Income (Loss)
Cumulative Effect of Initial Adoption of New Accounting Principle [Abstract]
Cumulative effect of adopting revised accounting guidance related to other than temporary impairments		$ (1,783)

Fair Value Measurement (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	$ 1,274,993	$ 1,019,746
Derivative financial instruments, net	4,333	13,882
Total	1,279,326	1,033,628
Money market funds [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	867,335	465,249
Money market funds [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	867,335	465,249
Money market funds [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
U.S. government treasuries [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	111,912	272,405
U.S. government treasuries [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	111,912	272,405
U.S. government treasuries [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
U.S. agencies [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	65,724	93,211
U.S. agencies [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
U.S. agencies [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	65,724	93,211
Government guaranteed securities [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	102,112	83,949
Government guaranteed securities [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Government guaranteed securities [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	102,112	83,949
Supranational and sovereign debt [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	23,771	15,751
Supranational and sovereign debt [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Supranational and sovereign debt [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	23,771	15,751
Corporate bonds [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	58,742	32,130
Corporate bonds [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Corporate bonds [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	58,742	32,130
Asset backed obligations [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	7,147	16,645
Asset backed obligations [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Asset backed obligations [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	7,147	16,645
Mortgages (including agencies and corporate) [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	18,948	32,392
Mortgages (including agencies and corporate) [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	0	0
Mortgages (including agencies and corporate) [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	18,948	32,392
Commercial Paper and Certificate of Deposit [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	19,302
Commercial Paper and Certificate of Deposit [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	10,048
Commercial Paper and Certificate of Deposit [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	9,254
Other [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments		8,014
Other [Member] | Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments		8,000
Other [Member] | Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments		14
Level 1 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	989,295	745,654
Derivative financial instruments, net	0	0
Total	989,295	745,654
Level 2 [Member]
Available-For-Sale Securities
Fair Value, Measured on Recurring Basis, Investments	285,698	274,092
Derivative financial instruments, net	4,333	13,882
Total	$ 290,031	$ 287,974

Available For Sale Securities 1 (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Available-For-Sale Securities
Amortized Cost	$ 1,276,314	$ 1,026,346
Gross Unrealized Gains	3,593	4,727
Gross Unrealized Losses	4,914	11,327
Fair Value	1,274,993	1,019,746
Money market funds [Member]
Available-For-Sale Securities
Amortized Cost	867,335	465,249
Fair Value	867,335	465,249
U.S. government treasuries [Member]
Available-For-Sale Securities
Amortized Cost	111,685	271,483
Gross Unrealized Gains	227	922
Fair Value	111,912	272,405
U.S. agencies [Member]
Available-For-Sale Securities
Amortized Cost	64,837	91,772
Gross Unrealized Gains	887	1,439
Fair Value	65,724	93,211
Government guaranteed securities [Member]
Available-For-Sale Securities
Amortized Cost	100,832	83,212
Gross Unrealized Gains	1,280	764
Gross Unrealized Losses		27
Fair Value	102,112	83,949
Supranational and sovereign debt [Member]
Available-For-Sale Securities
Amortized Cost	23,672	15,610
Gross Unrealized Gains	99	141
Fair Value	23,771	15,751
Corporate bonds [Member]
Available-For-Sale Securities
Amortized Cost	59,247	32,924
Gross Unrealized Gains	728	730
Gross Unrealized Losses	1,233	1,524
Fair Value	58,742	32,130
Asset backed obligations [Member]
Available-For-Sale Securities
Amortized Cost	8,230	19,630
Gross Unrealized Gains		179
Gross Unrealized Losses	1,083	3,164
Fair Value	7,147	16,645
Mortgages (including agencies and corporate) [Member]
Available-For-Sale Securities
Amortized Cost	21,062	38,339
Gross Unrealized Gains	372	552
Gross Unrealized Losses	2,486	6,499
Fair Value	18,948	32,392
Commercial Paper and Certificate of Deposit [Member]
Available-For-Sale Securities
Amortized Cost	19,414
Gross Unrealized Losses	112
Fair Value	19,302
Other [Member]
Available-For-Sale Securities
Amortized Cost		8,127
Gross Unrealized Losses		113
Fair Value		8,014
Cash and Cash Equivalents [Member]
Schedule Of Available-for-sale Securities (Textuals) [Abstract]
Available-for-sale Securities	$ 877,889	$ 575,467

Available For Sale Securities 2 (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Available For Sale Securities Textuals Abstract
Maturity period of Short term interest bearing securities included in cash and cash equivalents	90 days or less	90 days or less
Period in which a significant portion of unrealized losses held in continuous position	12 months or greater
Credit losses recognized through earnings	$ 760	$ 1,094
Unrealized losses related to other than temporarily impaired securities included in accumulated other comprehensive income	$ 1,526

Available For Sale Securities 3 (Details) (USD $) In Thousands	6 Months Ended	12 Months Ended
	Sep. 30, 2009	Sep. 30, 2010
Cumulative Roll Forward Of Credit Losses Abstract
Beginning Balance	$ 794	$ 1,757
Credit loss on debt securities for which an other-than-temporary impairment was not previously recognized	667	198
Additional credit loss on debt securities for which an other-than-temporary impairment was previously recognized	427	562
Reduction for securities realized during the period	(131)	(930)
Ending Balance	$ 1,757	$ 1,587

Available For Sale Securities 4 (Details) (USD $) In Thousands	Sep. 30, 2010
Available-for-sale Securities Debt Maturities Fair Value
within one year	$ 1,071,240
1 to 2 years	109,715
2 to 3 years	55,545
3 to 4 years	5,561
Thereafter	32,932
Total	$ 1,274,993

Derivative Financial Instruments 1 (Details) (USD $) In Thousands	Sep. 30, 2010
Notional Amount of Derivatives, Total [Abstract]
Foreign exchange contracts	$ 738,125

Derivative Financial Instruments 2 (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
Derivatives designated as hedging instruments
Derivatives designated as hedging instruments, Net fair value	$ 8,410	$ 15,306
Derivatives not designated as hedging instruments
Derivatives not designated as hedging instruments, Net fair value	(4,077)	(1,424)
Net fair value	4,333	13,882
Prepaid expenses and other current assets [Member]
Derivatives designated as hedging instruments
Derivatives designated as hedging instruments, Assets	8,993	19,023
Derivatives not designated as hedging instruments
Derivatives not designated as hedging instruments, Assets	4,020	583
Other noncurrent assets [Member]
Derivatives designated as hedging instruments
Derivatives designated as hedging instruments, Assets	669	24
Accrued expenses and other current liabilities [Member]
Derivatives designated as hedging instruments
Derivatives designated as hedging instruments, Liabilities	(960)	(3,709)
Derivatives not designated as hedging instruments
Derivatives not designated as hedging instruments, Liabilities	(8,097)	(2,007)
Other noncurrent liabilities [Member]
Derivatives designated as hedging instruments
Derivatives designated as hedging instruments, Liabilities	$ (292)	$ (32)

Derivative Financial Instruments 3 (Details) (USD $) In Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2009	Sep. 30, 2010
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	$ (19,959)	$ 9,461
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(14,511)	(2,480)
Revenue [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	3,039	(3,466)
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(4,395)	(2,461)
Cost of Service [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(17,679)	9,131
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	1,425	1,464
Research and development [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(2,836)	2,490
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(1,204)	280
Selling general and administrative [Member]
Effect of cash flow hedging instruments
Effect of cash flow hedging instruments	(2,483)	1,306
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	920	339
Interest expense and other [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(10,761)	(1,613)
Income Taxes [Member]
Effect of non-designated as hedging instruments
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	$ (496)	$ (489)

Derivative Financial Instruments 4 (Details) (USD $) In Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2009	Sep. 30, 2010
Derivative Financial Instruments (Textuals) [Abstract]
Maximum amount of loss due to credit risk		$ 13,682
Maximum maturity period in which forward contracts and options outstanding		24 months
Aggregate gain (loss) reclassified from other comprehensive income, net of taxes	(19,614)	8,138
Changes in net unrealized (losses) gains
Reclassification into earnings, net of tax $(1,323)	(19,614)	8,138
Foreign Exchange Contract [Member]
Derivative Financial Instruments (Textuals) [Abstract]
Aggregate gain (loss) reclassified from other comprehensive income, net of taxes		(8,138)
Net unrealized gains on cash flow hedges, net of tax		6,002
Gains from cash flow hedges recognized in other comprehensive income		990
Gains from cash flow hedges recognized in other comprehensive income, net of taxes		1,204
Tax effect on changes associated with hedging transactions		214
Tax effect on reclassification into earnings		1,323
Changes in net unrealized (losses) gains
Net unrealized gains on cash flow hedges, net of tax, as of October 1, 2009		12,936
Changes associated with hedging transactions, net of tax $(214)		1,204
Reclassification into earnings, net of tax $(1,323)		(8,138)
Net unrealized gains on cash flow hedges, net of tax, as of Sep 30, 2010		$ 6,002

Accounts Receivable, Net (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
Net accounts receivables
Accounts receivable - billed	$ 529,182	$ 443,094
Accounts receivable - unbilled	62,246	21,749
Less-allowances	(11,428)	(9,878)
Accounts receivable, net	$ 580,000	$ 454,965

Equipment and Leasehold Improvements, Net (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Components of equipment and leasehold improvements, net
Property, Plant and Equipment, Gross	$ 989,532	$ 924,116
Less accumulated depreciation	(731,259)	(644,457)
Property, Plant and Equipment, Net, Total	258,273	279,659	317,081
Equipment and Leasehold Improvements, Net (Textuals) [Abstract]
Depreciation expense	111,966	110,365	103,740
Leaseholds improvements [Member]
Components of equipment and leasehold improvements, net
Property, Plant and Equipment, Gross	157,268	145,539
Computer Equipment [Member]
Components of equipment and leasehold improvements, net
Property, Plant and Equipment, Gross	777,135	725,398
Furniture, Fixtures and Other [Member]
Components of equipment and leasehold improvements, net
Property, Plant and Equipment, Gross	$ 55,129	$ 53,179

Goodwill and Intangible Assets, Net 1 (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Goodwill Abstract
Goodwill, Beginning Balance	$ 1,539,424	$ 1,526,371
Goodwill resulting from immaterial acquisitions	151,434	16,534
Increase (Decrease) in goodwill	(53,442)	(3,481)
Goodwill, Ending Balance	$ 1,637,416	$ 1,539,424

Goodwill and Intangible Assets, Net 2 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Amortization Of Intangible Assets Abstract
Cost of service	$ 1,533	$ 1,820	$ 849
Amortization of purchased intangible assets and other	82,441	85,153	86,687
Total	83,974	86,973	87,536
Goodwill and Intangible Assets Net Textuals Abstract
Goodwill, Impairment Loss	$ 0
Number of operating segments	1

Goodwill and Intangible Assets, Net 3 (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2010 Core Technology [Member]	Sep. 30, 2009 Core Technology [Member]	Sep. 30, 2010 Customer Arrangements [Member]	Sep. 30, 2009 Customer Arrangements [Member]	Sep. 30, 2010 Intellectual Property Rights and Purchased Computer Software [Member]	Sep. 30, 2009 Intellectual Property Rights and Purchased Computer Software [Member]	Sep. 30, 2010 Others [Member]	Sep. 30, 2009 Others [Member]
Details of total purchased intangible assets
Finite-Lived Intangible Assets, Useful Life, Minimum (years)			4	3	6	6	3	3	2	2
Finite-Lived Intangible Assets, Useful Life, Maximum (years)			8	7	15	15	10	10	10	10
Gross	$ 741,114	$ 669,748	$ 364,057	$ 317,952	$ 304,308	$ 281,254	$ 51,996	$ 51,996	$ 20,753	$ 18,546
Accumulated Amortization	(522,352)	(442,411)	(272,798)	(225,328)	(189,062)	(158,704)	(51,996)	(51,996)	(8,496)	(6,383)
Net	$ 218,762	$ 227,337	$ 91,259	$ 92,624	$ 115,246	$ 122,550			$ 12,257	$ 12,163

Goodwill and Intangible Assets, Net 4 (Details) (USD $) In Thousands	12 Months Ended
Sep. 30, 2010
Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2011	$ 65,795
2012	41,361
2013	28,759
2014	21,308
2015	17,199
Thereafter	44,340
Total	$ 218,762

Other Noncurrent Assets (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
Other noncurrent assets consist of the following
Funded employee benefit costs	$ 131,274	$ 112,300
Deferred costs	109,698	92,129
Long term accounts receivable - unbilled	43,018	38,600
Other	37,961	28,748
Other noncurrent assets	$ 321,951	$ 271,777

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Provision (benefit) for income taxes
Current	$ 60,529	$ 21,361	$ 36,341
Deferred	(19,137)	18,617	2,304
Income taxes	41,392	39,978	38,645
Deferred tax assets:
Deferred revenue	37,304	21,499
Accrued employee costs	48,746	43,772
Intangible assets, computer software and intellectual property	21,184	24,691
Net operating loss carryforwards	144,830	124,045
Other	81,416	77,588
Total deferred tax assets	333,480	291,595
Valuation allowances	(106,743)	(82,780)
Total deferred tax assets, net	226,737	208,815
Deferred tax liabilities:
Anticipated withholdings on subsidiaries' earnings	(37,521)	(42,595)
Intangible assets, computer software and intellectual property	(111,423)	(96,747)
Managed services costs	(13,898)	(16,339)
Other	(18,819)	(17,751)
Total deferred tax liabilities	(181,661)	(173,432)
Net deferred tax assets	45,076	35,383
Effective income tax rate varied from the statutory Guernsey tax rate
Statutory Guernsey tax rate (percentage)	0.00%	0.00%	0.00%
Foreign taxes (percentage)	11.00%	11.00%	9.00%
Effective income tax rate	11.00%	11.00%	9.00%
Aggregate changes in balance of Company's gross unrecognized tax benefits
Unrecognized tax benefits, Beginning balance	103,304	85,772
Additions based on tax positions related to the current year	19,883	16,285
Additions for tax positions of prior years	19,832	3,918
Settlements with tax authorities	(20,703)
Lapse of statute of limitations	(3,654)	(2,671)
Unrecognized tax benefits, Ending balance	118,662	103,304	85,772
Income Taxes (Textuals) [Abstract]
Corporate tax rate of the company	0.00%	0.00%	0.00%
Valuation allowance released in connection with acquisitions		3,481
Net operating loss carryforwards	520,098
Net operating loss carryforwards to expire within 20 years of balance sheet date	159,682
Net operating loss carryforwards expiration date (in years)	Up to 20 years for $159,682 in net operating losses
Net change in valuation allowances	23,963	6,299
Gross unrecognized tax benefits	118,662	103,304	85,772
Accrued income taxes payable for interest and penalties relating to unrecognized tax benefits	15,570	16,038
Accrued income taxes payable recognized in the statement of income	880	2,041
Expected decrease in unrecognized tax benefits within next 12 months	8,545
Valuation allowances charged to other accounts	$ 10,541

Repurchase of Shares (Details) (USD $) In Thousands, except Share data	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Apr. 30, 2010 2010 Plan [Member]	Dec. 31, 2010 2010 Plan [Member]	Sep. 30, 2010 2010 Plan [Member]	Aug. 31, 2007 2007 Plan [Member]	Dec. 31, 2008 2007 Plan [Member]	Sep. 30, 2008 2007 Plan [Member]
Repurchase of Shares (Textuals) [Abstract]
Repurchase of outstanding ordinary shares	In April 2010, the Company’s board of directors authorized a share repurchase plan allowing the repurchase of up to $700,000 of its outstanding ordinary shares over the following 12 months.			In August 2007, the Company announced that its board of directors had authorized a share repurchase plan allowing the repurchase of up to $400,000 of its outstanding ordinary shares.
Repurchase of shares, shares		2,930,100	13,695,000		468,000	8,370,000
Average price at which ordinary shares are repurchased		$ 27.57	$ 28.41		$ 26.9	$ 30.45
Remaining authority to repurchase outstanding ordinary shares			$ 310,984

Financing Arrangements (Details) (USD $) In Thousands	1 Months Ended		6 Months Ended		12 Months Ended
	Oct. 31, 2010	Sep. 30, 2010	Sep. 30, 2009	Mar. 31, 2009	Sep. 30, 2010	Sep. 30, 2009
Financing Arrangements (Textuals) [Abstract]
Unsecured five-year revolving credit facility		$ 500,000			$ 500,000
Borrowings under the revolving credit facility		200,000		450,000
Interest rate applicable to $450,000 borrowed in fiscal 2009				LIBOR plus 40 basis points
Payments under financing arrangements	200,000		450,000			450,000
Outstanding letters of credit and bank guarantees					62,229
Outstanding leasing obligations					$ 705

Convertible Notes (Details) (USD $)	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009
Convertible Notes (Textuals) [Abstract]
Aggregate principal amount of 0.50% convertible senior notes originally issued		$ 450,000,000
Interest rate on Convertible senior notes	0.50%
Conversion rate of Senior Notes per one thousand dollars principal amount	23.1911
Conversion price per share	43.12
Convertible notes convesion period under given condition	The 0.50% Notes are convertible, at the option of the holders at any time before the maturity date, into ordinary shares of the Company at a conversion rate of 23.1911 shares per one thousand dollars principal amount, representing a conversion price of approximately $43.12 per share, as follows: (i) during any fiscal quarter commencing after March 31, 2004, and only during that quarter if the closing sale price of the Company’s ordinary shares exceeds 130% of the conversion price for at least 20 trading days in the 30 consecutive trading days ending on the last trading day of the proceeding fiscal quarter (initially 130% of $43.12 or $56.06); (ii) upon the occurrence of specified credit rating events with respect to the notes; (iii) subject to certain exceptions, during the five business day period after any five consecutive trading day period in which the trading price per note for each day of that measurement period was less than 98% of the product of the closing sale price of the Company’s ordinary shares and the conversion rate; provided, however, holders may not convert their notes (in reliance on this subsection) if on any trading day during such measurement period the closing sale price of the Company’s ordinary shares was between 100% and 130% of the then current conversion price of the notes (initially, between $43.12 and $56.06); (iv) if the notes have been called for redemption; or (v) upon the occurrence of specified corporate events.
Purchase of convertible notes		448,980,000
Redemption price of convertible senior notes	100% of the principal amount plus accrued and unpaid interest, if any, on such redemption date
Repurchase price of convertible senior notes	100% of the principal amount plus accrued and unpaid interest, if any, on such repurchase date
Purchase price of convertible note as a percentage of principal amount		0.995
Convertible notes	$ 1,020,000

Noncurrent Liabilities and Other (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009
Noncurrent liabilities and other
Accrued employees costs	$ 170,780	$ 152,994
Noncurrent deferred revenue	75,826	53,611
Accrued pension liability	15,173	9,540
Other	11,575	15,242
Other noncurrent liabilities	$ 273,354	$ 231,387

Interest and other (expense) income, net (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Interest and other (expense) income, net
Interest income	$ 7,670	$ 16,371	$ 42,839
Interest expense	(3,135)	(7,865)	(7,529)
Gain from repurchase of 0.5% Notes		2,185
Foreign exchange (loss) gain	(5,551)	(5,713)	(18,856)
Loss from divestiture of a subsidiary	(23,399)
Other, net	(720)	(6,143)	(4,499)
Total	$ (25,135)	$ (1,165)	$ 11,955
Interest and other (expense) income, net (Textuals) [Abstract]
Interest rate on Notes	0.50%

Divestiture of a Subsidiary (Details) (USD $) In Thousands, unless otherwise specified	1 Months Ended	12 Months Ended
	Apr. 30, 2010	Sep. 30, 2010
Divestiture of a Subsidiary (Textuals) [Abstract]
Percentage of Company's Stake divested in Longshine Information Technology Company Ltd., its Chinese subsidiary	81.00%
Proceeds from divestiture of subsidiary	$ 26,730
Loss from divestiture of a subsidiary		23,399
Longshine [Member]
Divestiture of a Subsidiary (Textuals) [Abstract]
Loss from divestiture of a subsidiary		$ 23,399

Contingencies (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Contingencies (Textuals) [Absract]
Committed future sublease income, 2011	$ 4,236
Committed future sublease income, 2012	3,226
Committed future sublease income, 2013	1,813
Committed future sublease income, 2014	461
Rent expense, net of sublease income	40,560	43,726	39,572
Product warranty, limited warranty period offered	generally provided for a period of 90 days
Office Space [Member]
Future Minimum Non-cancelable Lease Payments
2011	45,033
2012	20,923
2013	15,725
2014	8,312
Thereafter	4,262
Total	94,255
Vehicles [Member]
Future Minimum Non-cancelable Lease Payments
2011	17,005
2012	3,466
2013	438
Total	$ 20,909

Employee Benefits (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Employee Benefits (Textuals) [Abstract]
Severance expenses	$ 19,570	$ 14,616	$ 26,085

Stock Option and Incentive Plan 1 (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Share Based Compensation Arrangement By Share Based Payment Award Equity Instruments Other Than Options Nonvested Abstract
Number of Restricted Stock, Beginning Balance	1,124,700	1,105,100	955,100
Restricted Stock, Granted	650,200	583,200	611,100
Restricted Stock, Vested	(445,400)	(315,700)	(321,500)
Restricted Stock, Forfeited	(78,000)	(247,900)	(139,600)
Number of Restricted Stock, Ending Balance	1,251,500	1,124,700	1,105,100
Restricted stock, Weighted Average Grant Date Fair Value, Beginning Balance	$ 25.69	$ 33.78	$ 34.5
Restricted stock, Weighted Average Grant Date Fair Value, Granted	$ 27.43	$ 18.42	$ 32.53
Restricted stock, Weighted Average Grant Date Fair Value, Vested	$ 26.83	$ 33.43	$ 32.81
Restricted stock, Weighted Average Grant Date Fair Value, Forfeited	$ 26.95	$ 34.8	$ 35.45
Restricted stock, Weighted Average Grant Date Fair Value, Ending Balance	$ 26.11	$ 25.69	$ 33.78
Share Based Compensation Arrangement By Share Based Payment Award Options Abstract
Number of Options, Outstanding, Beginning Balance	21,321,400	22,387,700	20,456,500
Number of Options, Granted	4,735,200	3,658,100	5,631,100
Number of Options, Exercised	(1,096,600)	(1,289,400)	(2,051,700)
Number of Options, Forfeited	(2,761,800)	(3,435,000)	(1,648,200)
Number of Options, Outstanding, Ending Balance	22,198,200	21,321,400	22,387,700
Number of Options, Exercisable	13,299,700
Weighted Average Exercise Price, Outstanding, Beginning Balance	$ 30.93	$ 32.89	$ 31.62
Weighted Average Exercise Price, Granted	$ 27.71	$ 18.7	$ 33.05
Weighted Average Exercise Price, Exercised	$ 21.55	$ 21.63	$ 18.31
Weighted Average Exercise Price, Forfeited	$ 40.64	$ 34.2	$ 35.85
Share-Weighted Average Exercise Price, Outstanding, Ending Balance	$ 29.5	$ 30.93	$ 32.89
Weighted Average Exercise Price, Outstanding, Exercisable	$ 31.32
Stock Option And Incentive Plan Textuals Abstract
Number of shares authorized	55,300,000
Stock option awards, vesting period	4 years
Stock option awards, term	10 years
Weighted average remaining contractual life of exercisable options	4.5
Total intrinsic value of options exercised	$ 8,262
Value of restricted shares vested	12,105
Aggregate intrinsic value of stock options outstanding	57,138
Aggregate intrinsic value of stock options exercisable	27,687
Total income tax benefit recognized for stock-based compensation	3,677	5,660	5,903
Unrecognized compensation expense related to nonvested stock options and nonvested restricted stock awards	$ 39,713
Unrecognised compensation expense Weighted average Period of recognition	1

Stock Option and Incentive Plan 2 (Details) (USD $)	12 Months Ended
Sep. 30, 2010
Exercise Price Range One [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 0.38
Exercise Price, Upper Range	$ 4.76
Number of options outstanding	47,800
Weighted Average Remaining Contractual Life (in Years)	$ 4.31
Weighted Average Exercise Price, Outstanding	$ 2.09
Number of Options, Exercisable	47,800
Weighted Average Exercise Price, Exercisable	$ 2.09
Exercise Price Range Two [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 6.4
Exercise Price, Upper Range	$ 16.75
Number of options outstanding	321,400
Weighted Average Remaining Contractual Life (in Years)	2.48
Weighted Average Exercise Price, Outstanding	$ 11.18
Number of Options, Exercisable	312,400
Weighted Average Exercise Price, Exercisable	$ 11.02
Exercise Price Range Three [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 16.92
Exercise Price, Upper Range	$ 19.78
Number of options outstanding	1,791,500
Weighted Average Remaining Contractual Life (in Years)	8.12
Weighted Average Exercise Price, Outstanding	$ 17.46
Number of Options, Exercisable	447,600
Weighted Average Exercise Price, Exercisable	$ 17.74
Exercise Price Range Four [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 19.94
Exercise Price, Upper Range	$ 22.38
Number of options outstanding	2,204,500
Weighted Average Remaining Contractual Life (in Years)	6.09
Weighted Average Exercise Price, Outstanding	$ 20.89
Number of Options, Exercisable	1,260,700
Weighted Average Exercise Price, Exercisable	$ 21.55
Exercise Price Range Five [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 22.43
Exercise Price, Upper Range	$ 26.65
Number of options outstanding	2,918,800
Weighted Average Remaining Contractual Life (in Years)	6.93
Weighted Average Exercise Price, Outstanding	$ 25.41
Number of Options, Exercisable	1,695,500
Weighted Average Exercise Price, Exercisable	$ 25.2
Exercise Price Range Six [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 26.68
Exercise Price, Upper Range	$ 28.59
Number of options outstanding	3,688,700
Weighted Average Remaining Contractual Life (in Years)	7.95
Weighted Average Exercise Price, Outstanding	$ 27.7
Number of Options, Exercisable	1,130,800
Weighted Average Exercise Price, Exercisable	$ 27.62
Exercise Price Range Seven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 28.6
Exercise Price, Upper Range	$ 32.12
Number of options outstanding	3,668,100
Weighted Average Remaining Contractual Life (in Years)	3.83
Weighted Average Exercise Price, Outstanding	$ 30.77
Number of Options, Exercisable	3,000,500
Weighted Average Exercise Price, Exercisable	$ 30.97
Exercise Price Range Eight [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 32.15
Exercise Price, Upper Range	$ 33.16
Number of options outstanding	3,001,400
Weighted Average Remaining Contractual Life (in Years)	7.19
Weighted Average Exercise Price, Outstanding	$ 33.05
Number of Options, Exercisable	1,843,300
Weighted Average Exercise Price, Exercisable	$ 33.05
Exercise Price Range Nine [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 33.74
Exercise Price, Upper Range	$ 35.45
Number of options outstanding	2,344,100
Weighted Average Remaining Contractual Life (in Years)	6.62
Weighted Average Exercise Price, Outstanding	$ 34.96
Number of Options, Exercisable	1,442,100
Weighted Average Exercise Price, Exercisable	$ 34.85
Exercise Price Range Ten [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 35.87
Exercise Price, Upper Range	$ 47.9
Number of options outstanding	1,594,800
Weighted Average Remaining Contractual Life (in Years)	3.24
Weighted Average Exercise Price, Outstanding	$ 41.03
Number of Options, Exercisable	1,501,900
Weighted Average Exercise Price, Exercisable	$ 41.23
Exercise Price Range Eleven [Member]
Stock options outstanding
Exercise Price, Lower Range	$ 52.75
Exercise Price, Upper Range	$ 78.31
Number of options outstanding	617,100
Weighted Average Remaining Contractual Life (in Years)	$ 0.31
Weighted Average Exercise Price, Outstanding	$ 61.46
Number of Options, Exercisable	617,100
Weighted Average Exercise Price, Exercisable	$ 61.46

Stock Option and Incentive Plan 3 (Details) (USD $) In Thousands	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Employee equity-based compensation pre-tax expense
Equity-based compensation expense related to employees	$ 44,455	$ 42,911	$ 57,490
Cost of Service [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	20,061	21,733	23,547
Reserch and Development [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	4,218	4,249	4,714
Selling General and Adminstrative [Member]
Employee equity-based compensation pre-tax expense
Allocated Share-based Compensation Expense	$ 20,176	$ 16,929	$ 29,229

Stock Option and Incentive Plan 4 (Details) (USD $)	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Risk-free interest rate	1.98%	1.94%	3.23%
Expected life of stock options (years)	4.32	4.46	4.32
Expected volatility	31.50%	47.90%	33.30%
Expected dividend yield	0.00%	0.00%	0.00%
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 7.66	$ 7.54	$ 10.45

Earnings Per Share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2010	Sep. 30, 2009		Sep. 30, 2008
Numerator
Numerator for basic earnings per share	$ 94,738	$ 92,265	$ 68,550	$ 88,353	$ 85,751	$ 85,548	$ 80,630	$ 74,247	$ 343,906	$ 326,176		$ 378,906
Effect of assumed conversion of 0.50% convertible notes										1,486		3,940
Numerator for diluted earnings per share									$ 343,906	$ 327,662		$ 382,846
Denominator
Denominator for basic earnings per share - weighted average number of shares outstanding									202,584	204,023	[1]	207,639	[1]
Effect of assumed conversion of 0.50% convertible notes									24	3,948		10,436
Effect of dilutive stock options granted									1,468	379		2,200
Denominator for dilutive earnings per share - adjusted weighted average shares and assumed conversions									204,076	208,350	[1]	220,275	[1]
Basic earnings per share	$ 0.49	$ 0.45	$ 0.33	$ 0.43	$ 0.42	$ 0.42	$ 0.4	$ 0.36	$ 1.7	$ 1.6	[1]	$ 1.82	[1]
Diluted earnings per share	$ 0.48	$ 0.45	$ 0.33	$ 0.43	$ 0.42	$ 0.42	$ 0.39	$ 0.35	$ 1.69	$ 1.57	[1]	$ 1.74	[1]
Earnings Per Share (Textuals) [Abstract]
Interest rate on Convertible senior notes	0.50%								0.50%
Effect of adoption of new earnings per share authoritative guidance on basic earnings per share										$ (0.01)		$ (0.01)
Effect of adoption of new earnings per share authoritative guidance on diluted earnings per share										$ (0.01)
Antidilutive outstanding stock options not included in the calculation of diluted earnings per share									16,201	20,623		13,429

[1]	The basic and diluted weighted average number of shares outstanding for the fiscal years ended September 30, 2009 and 2008 have been retroactively adjusted to reflect the adoption of new earnings per share authoritative guidance requiring the inclusion of unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents in the calculation of basic weighted average number of shares outstanding. This adjustment reduced basic and diluted earnings per share for the fiscal year ended September 30, 2009 and basic earnings per share for the fiscal year ended September 30, 2008 by $0.01.

Segment Information and Sales to Significant Customers 1 (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Summary of revenue by geographic area
Total revenue	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 707,419	$ 690,265	$ 711,084	$ 753,839	$ 2,984,223	$ 2,862,607	$ 3,162,096
United States [Member]
Summary of revenue by geographic area
Total revenue									1,847,351	1,754,309	1,762,210
Canada [Member]
Summary of revenue by geographic area
Total revenue									404,658	400,264	405,569
Europe [Member]
Summary of revenue by geographic area
Total revenue									353,239	394,263	548,027
Rest of the world [Member]
Summary of revenue by geographic area
Total revenue									$ 378,975	$ 313,771	$ 446,290

Segment Information and Sales to Significant Customers 2 (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Summary of long-lived assets by geographic location
Total long-lived assets	$ 258,273	$ 279,659	$ 317,081
United States [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	110,245	138,520	153,739
Israel [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	40,717	43,978	56,130
India [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	36,322	32,578	39,208
Europe [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	35,353	35,366	33,165
Rest of the world [Member]
Summary of long-lived assets by geographic location
Total long-lived assets	$ 35,636	$ 29,217	$ 34,839

Segment Information and Sales to Significant Customers 3 (Details) (USD $) In Thousands	3 Months Ended								12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Revenue and Customer Information
Total revenue	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 707,419	$ 690,265	$ 711,084	$ 753,839	$ 2,984,223	$ 2,862,607	$ 3,162,096
Customer Experience Systems [Member]
Revenue and Customer Information
Total revenue									2,775,271	2,685,460	2,894,335
Directory [Member]
Revenue and Customer Information
Total revenue									$ 208,952	$ 177,147	$ 267,761

Segment Information and Sales to Significant Customers 4 (Details)	12 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008
Segment Information and Sales to Significant Customers (Textuals) [Abstract]
Minimum percentage of sales to significant customer groups	10.00%	10.00%	10.00%
Customer one [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	29.00%	33.00%	28.00%
Customer two [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	12.00%	10.00%	12.00%
Customer three [Member]
Summary of the percentage of sales to significant customer groups
Percentage of sales to significant customer groups	10.00%	10.00%	10.00%

Operational Efficiency and Cost Reduction Programs (Details) (USD $) In Thousands	12 Months Ended			3 Months Ended
	Sep. 30, 2010	Sep. 30, 2009	Sep. 30, 2008	Dec. 31, 2008 Restructuring Plan One [Member]	Dec. 31, 2008 Restructuring Plan Two [Member]	Sep. 30, 2008 Restructuring Plan Two [Member]
Operational Efficiency and Cost Reduction Programs (Textuals) [Abstract]
Restructuring charges	$ 0	$ 15,140	$ 12,116	$ 14,187	$ 953	$ 12,116

Selected Quarterly Results of Operations (Details) (USD $) In Thousands, except Per Share data	3 Months Ended								12 Months Ended
	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2009	Sep. 30, 2009	Jun. 30, 2009	Mar. 31, 2009	Dec. 31, 2008	Sep. 30, 2010	Sep. 30, 2009		Sep. 30, 2008
Unaudited quarterly results of operations
Revenue	$ 762,194	$ 753,249	$ 743,969	$ 724,811	$ 707,419	$ 690,265	$ 711,084	$ 753,839	$ 2,984,223	$ 2,862,607		$ 3,162,096
Operating income	102,888	105,269	103,127	99,149	96,845	93,246	95,959	81,269	410,433	367,319		405,596
Net income	$ 94,738	$ 92,265	$ 68,550	$ 88,353	$ 85,751	$ 85,548	$ 80,630	$ 74,247	$ 343,906	$ 326,176		$ 378,906
Basic earnings per share	$ 0.49	$ 0.45	$ 0.33	$ 0.43	$ 0.42	$ 0.42	$ 0.4	$ 0.36	$ 1.7	$ 1.6	[1]	$ 1.82	[1]
Diluted earnings per share	$ 0.48	$ 0.45	$ 0.33	$ 0.43	$ 0.42	$ 0.42	$ 0.39	$ 0.35	$ 1.69	$ 1.57	[1]	$ 1.74	[1]

[1]	The basic and diluted weighted average number of shares outstanding for the fiscal years ended September 30, 2009 and 2008 have been retroactively adjusted to reflect the adoption of new earnings per share authoritative guidance requiring the inclusion of unvested share-based payment awards containing nonforfeitable rights to dividends or dividend equivalents in the calculation of basic weighted average number of shares outstanding. This adjustment reduced basic and diluted earnings per share for the fiscal year ended September 30, 2009 and basic earnings per share for the fiscal year ended September 30, 2008 by $0.01.

Valuation and Qualifying Accounts (Details) (USD $) In Thousands	Sep. 30, 2010	Sep. 30, 2008	Sep. 30, 2010 Accounts Receivable Allowances [Member]	Sep. 30, 2009 Accounts Receivable Allowances [Member]	Sep. 30, 2008 Accounts Receivable Allowances [Member]	Sep. 30, 2010 Valuation Allowances on Net Deferred Tax Assets [Member]	Sep. 30, 2009 Valuation Allowances on Net Deferred Tax Assets [Member]	Sep. 30, 2008 Valuation Allowances on Net Deferred Tax Assets [Member]
Valuation and Qualifying Accounts [Abstract]
Beginning Balance			$ 9,878	$ 34,564	$ 27,416	$ 82,780	$ 76,481	$ 33,251
Charged to costs and expenses			2,710	1,436	97	18,344	22,756	24,479
Charged to revenue			1,329	3,768	1,962
Charged to other accounts			1,503	3,397	7,607	15,601		26,208
Deductions			(3,992)	(33,287)	(2,518)	(9,982)	(16,457)	(7,457)
Ending Balance			11,428	9,878	34,564	106,743	82,780	76,481
Valuation and Qualifying Accounts (Textuals) [Abstract]
Valuation allowances on deferred tax assets released through goodwill		3,481
Valuation allowances on deferred tax assets written off against the deferred tax assets	$ 5,060	$ 7,172